SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.   76   (File No. 2-28529)                   [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   51  (File No. 811-1629)                                  [X]
              ------


AXP DIMENSIONS SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN 55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:  May 18, 2006

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on April 24, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post -Effective Amendment.

This filing is not intended to supersede the prospectus and Class I prospectus supplement for RiverSource Disciplined Small Cap Value Fund filed in Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 filed on or about February 3, 2006.

This filing is not intended to supersede the Statement of Additional Information which contains information for RiverSource Disciplined Small Cap Value Fund filed in Registrant's 497 filing filed on or about April 3, 2006.

Prospectus
[Logo RiverSource
Investments]

RIVERSOURCE(SM)
DISCIPLINED SMALL AND MID CAP EQUITY FUND

--------------------------------------------------------------------------------

PROSPECTUS
DATED APRIL 24, 2006

> RIVERSOURCE DISCIPLINED SMALL AND
MID CAP EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM
CAPITAL GROWTH.

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

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NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
------------------------------------------------------

TABLE OF CONTENTS


THE FUND ...............................................     3p

Objective ..............................................     3p

Principal Investment Strategies ........................     3p

Principal Risks ........................................     4p

Fees and Expenses ......................................     5p

Past Performance .......................................     7p

Other Investment Strategies and Risks ..................     7p

Fund Management and Compensation .......................     9p

BUYING AND SELLING SHARES ..............................    A.1

  Buying Shares ........................................    A.1

   Investment Options -- Classes of Shares .............    A.1

   Sales Charges .......................................    A.3

   Opening an Account ..................................    A.8

   Ways to Buy Shares ..................................   A.10

  Exchanging or Selling Shares .........................   A.12

   Exchanges ...........................................   A.12

   Selling Shares ......................................   A.14

   Ways to Exchange or Sell Shares .....................   A.15

VALUING FUND SHARES ....................................   A.17

DISTRIBUTIONS AND TAXES ................................   A.18

Dividends and Capital Gains ............................   A.18

Reinvestments ..........................................   A.19

Taxes ..................................................   A.19

GENERAL INFORMATION ....................................   A.21

LIST OF RIVERSOURCE FUNDS BY CATEGORY (EQUITY, FIXED
   INCOME, MONEY MARKET, ALTERNATIVE) ..................   A.25


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2p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

THE FUND

OBJECTIVE

RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this objective cannot be guaranteed. Only shareholders can change the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500(TM) Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. At March 31, 2006, the range of the Index was between $23 million and $12.7 billion. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the investment manager (RiverSource Investments, LLC) will choose equity investments by employing proprietary, disciplined quantitative methods.

The investment manager's disciplined quantitative approach is designed to identify companies with:

o     Attractive valuations, such as price-to-earnings ratios;

o     Sound balance sheets; or


o     Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o     The security is overvalued relative to other potential investments.

o The company does not meet the investment manager's performance expectations.


The universe of stocks from which the investment manager selects the Fund's investments primarily will be those included in the Fund's benchmark, the Russell 2500 Index.


In selecting stocks for the Fund to purchase or to sell, the investment manager also employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process takes into account factors such as:


o     Limits on positions relative to weightings in the benchmark index.


o     Limits on sector and industry allocations relative to the benchmark index.

o     Limits on size of holdings relative to market liquidity.

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3p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

ACTIVE MANAGEMENT RISK. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the Fund to achieve its objective.

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4p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                                          CLASS A     CLASS B   CLASS C   CLASS Y
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                        5.75%(a)     none      none      none
-------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)    none(b)       5%        1%       none
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:              CLASS A   CLASS B   CLASS C   CLASS Y
------------------------------------------------------------------------------------------------
Management fees(c)                                          0.70%     0.70%     0.70%     0.70%
------------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                   0.25%     1.00%     1.00%     0.00%
------------------------------------------------------------------------------------------------
Other expenses(d)                                           0.56%     0.58%     0.58%     0.64%
------------------------------------------------------------------------------------------------
Total                                                       1.51%     2.28%     2.28%     1.34%
------------------------------------------------------------------------------------------------
Fee waiver/expense reimbursement                            0.15%     0.15%     0.15%     0.15%
------------------------------------------------------------------------------------------------
Net expenses(e)                                             1.36%     2.13%     2.13%     1.19%
------------------------------------------------------------------------------------------------


(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.


(c) The Fund's management fee may be increased or decreased due to the effect of a performance incentive adjustment. The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(d) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.36% for Class A; 2.13% for Class B; 2.13% for Class C and 1.19% for Class Y.


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5p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                           1 YEAR     3 YEARS
Class A(a)                                                 $  706     $ 1,011
--------------------------------------------------------------------------------
Class B                                                    $  716(b)  $ 1,098(b)
--------------------------------------------------------------------------------
Class C                                                    $  316(b)  $   698
--------------------------------------------------------------------------------
Class Y                                                    $  121     $   410
--------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.


(b)   Includes the applicable CDSC.


You would pay the following expenses if you did not redeem your shares:


                                                           1 YEAR     3 YEARS
Class A(a)                                                 $  706     $ 1,011
--------------------------------------------------------------------------------
Class B                                                    $  216     $   698
--------------------------------------------------------------------------------
Class C                                                    $  216     $   698
--------------------------------------------------------------------------------
Class Y                                                    $  121     $   410
--------------------------------------------------------------------------------


(a)   Includes a 5.75% sales charge.

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6p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Russell 2500 Index, an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


The Fund also intends to compare its performance to the performance of the Lipper Mid-Cap Core Funds Index that includes the 30 largest mid-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment. See "Fund Management and Compensation" for more information.


OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI).

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7p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions is set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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8p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER

RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee is 0.700% on the first $100 billion, gradually reducing to 0.475% as assets increase, subject to a possible adjustment under the terms of a performance incentive arrangement. The adjustment is computed by comparing the Fund's performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund's performance will be measured for purposes of the performance incentive adjustment is the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Fund's Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund's average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement can be found in the Fund's SAI and in the future will be available in the Fund's annual or semiannual report to shareholders.


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9p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

Portfolio Manager(s). The portfolio managers responsible for the Fund's day-to-day management are:

Dimitris J. Bertsimas, Senior Portfolio Manager

o     Joined RiverSource Investments as a portfolio manager in 2002.

o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

o Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

o     MS and PhD, MIT.

Gina K. Mourtzinou, Portfolio Manager

o     Joined RiverSource Investments as a portfolio manager in 2002.

o Co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

o Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

o     PhD, MIT.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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10p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

--------------------------------------------------------------------------------
                        INVESTING WITH RIVERSOURCE FUNDS
--------------------------------------------------------------------------------

BUYING AND SELLING SHARES

BUYING SHARES: INVESTMENT OPTIONS -- CLASSES OF SHARES


The RiverSource funds offer different classes of shares. See the back of this prospectus for a list of RiverSource funds by category (equity, fixed income, money market, alternative). The list of funds also shows which classes of shares are available through this prospectus for each fund. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each class available through this prospectus.


--------------------------------------------------------------------------------
INVESTMENT OPTIONS SUMMARY*
--------------------------------------------------------------------------------


                        CLASS A                     CLASS B***                 CLASS C****                CLASS Y*****
-----------------------------------------------------------------------------------------------------------------------------------
AVAILABILITY            Available to all            Available to all           Available to all           Limited to qualifying
                        investors.                  investors.                 investors.                 institutional investors.
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE    EQUITY, FIXED INCOME AND    EQUITY, FIXED INCOME AND   EQUITY, FIXED INCOME AND   EQUITY, FIXED INCOME AND
                        ALTERNATIVE:                ALTERNATIVE:               ALTERNATIVE:               ALTERNATIVE:
                        Yes. Payable at time of     No. Entire purchase price  No. Entire purchase        No. Entire purchase price
                        purchase. Lower sales       is invested in shares of   price is invested in       is invested in shares of
                        charge for larger           the fund.                  shares of the fund.        the fund.
                        investments.
                        -----------------------------------------------------------------------------------------------------------
                        MONEY MARKET:               MONEY MARKET:              MONEY MARKET:              MONEY MARKET:
                        No. Entire purchase price   No. Entire purchase        No. Entire purchase        No. Entire purchase price
                        is invested in shares of    price is invested in       price is invested in       is invested in shares of
                        the fund.                   shares of the fund.        shares of the fund.        the fund.
-----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED     On purchases over  $1       Maximum 5% CDSC during     1% CDSC may apply if you   None.
SALES CHARGE (CDSC)     million where the initial   the first year             sell shares within one
                        sales charge is waived,     decreasing to 0% after     year after purchase.
                        1% CDSC may apply if you    six years.
                        sell your shares within
                        one year after purchase.
                        Not applicable to money
                        market funds.
-----------------------------------------------------------------------------------------------------------------------------------
12B-1 DISTRIBUTION      EQUITY, FIXED INCOME AND    EQUITY, FIXED INCOME AND   EQUITY, FIXED INCOME AND   EQUITY, FIXED INCOME AND
FEE AND/OR              ALTERNATIVE:                ALTERNATIVE:               ALTERNATIVE:               ALTERNATIVE:
SHAREHOLDER  SERVICE    Yes.                        Yes.                       Yes.                       Yes.
FEE**                   0.25%                       1.00%                      1.00%                      0.10%
-----------------------------------------------------------------------------------------------------------------------------------
                        MONEY MARKET:               MONEY MARKET:              MONEY MARKET:              MONEY MARKET:
                        Yes.                        Yes.                       Yes.                       No.
                        0.10%                       0.85%                      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSIONS TO CLASS A  N/A                         Yes.******                 No.                        No.
-----------------------------------------------------------------------------------------------------------------------------------


----------
A.1

     * RiverSource Tax-Exempt Money Market Fund does not have different classes of shares. It is offered to all investors without a sales charge, but otherwise has the same features as Class A shares. RiverSource S&P 500 Index Fund offers Class D and Class E shares to all investors without a sales charge. The 12b-1 fee on Class D shares is 0.25%. Class E has no 12b-1 fee.


    ** Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. The equity, fixed income and alternative funds offering Class Y shares also have adopted a separate shareholder servicing plan not adopted under Rule 12b-1 to pay for servicing-related expenses related to those shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


   *** RiverSource Retirement Plus Funds do not offer Class B shares.

  **** RiverSource Retirement Plus Funds and RiverSource Small Company Index Fund do not offer Class C shares.

 ***** Please see the SAI for information on eligibility requirements to purchase Class Y shares. RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund do not offer Class Y shares.


****** See "Buying and Selling Shares, Sales Charges, Class B and Class C -- contingent deferred sales charge (CDSC) alternative" for more information on timing of conversion, which will vary depending on the original purchase date of the Class B shares.

The distribution and shareholder servicing fees for Class A, Class B, Class C and Class D are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse Ameriprise Financial Services, Inc. (Ameriprise Financial Services or the distributor) for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries (broker-dealers, banks, qualified plan administrators and recordkeepers, and other institutions) that sell shares of the fund. For equity, fixed income and alternative funds, financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B, Class C and Class D shares sold and held through them. For money market funds, the servicing fees equal 0.10% of average daily net assets. For Class A, Class B and Class D shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing retirement service programs such as developing education and awareness initiatives, participating in plan sponsor meetings, and supporting website access to information.

Your fund may offer Class I shares exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.


----------
A.2

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

IF YOUR EQUITY, FIXED INCOME OR ALTERNATIVE FUND OFFERS CLASS A, CLASS B AND CLASS C SHARES: If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor.


RIVERSOURCE CASH MANAGEMENT FUND: New investments must be made in Class A shares of the fund. The fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other RiverSource funds.


RIVERSOURCE S&P 500 INDEX FUND - CLASS D AND CLASS E SHARES: Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals. Class E shares are sold without a sales charge or 12b-1 fee through brokerage accounts and qualifying institutional accounts.


For more information, see the SAI.


BUYING SHARES: SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE FOR EQUITY, FIXED INCOME AND ALTERNATIVE FUNDS


Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charges vary depending on the amount of your purchase and the category of fund. See the back of this prospectus for a list of RiverSource funds by category (equity, fixed income, money market, alternative).


----------
A.3

SALES CHARGE* FOR CLASS A SHARES:


                              AS A % OF              AS A % OF          MAXIMUM RE-ALLOWANCE
TOTAL MARKET VALUE        PURCHASE PRICE**      NET AMOUNT INVESTED   AS A % OF PURCHASE PRICE
----------------------------------------------------------------------------------------------
                                    FIXED                  FIXED                     FIXED
                                 INCOME AND             INCOME AND                 INCOME AND
                        EQUITY   ALTERNATIVE   EQUITY   ALTERNATIVE    EQUITY     ALTERNATIVE
----------------------------------------------------------------------------------------------
Up to $49,999            5.75%      4.75%       6.10%      4.99%       5.00%         4.00%
----------------------------------------------------------------------------------------------
$50,000-$99,999          4.75       4.25        4.99       4.44        4.00          3.50
----------------------------------------------------------------------------------------------
$100,000-$249,999        3.50       3.50        3.63       3.63        3.00          3.00
----------------------------------------------------------------------------------------------
$250,000-$499,999        2.50       2.50        2.56       2.56        2.15          2.15
----------------------------------------------------------------------------------------------
$500,000-$999,999        2.00       2.00        2.04       2.04        1.75          1.75
----------------------------------------------------------------------------------------------
$1,000,000 or more       0.00       0.00        0.00       0.00        0.00***       0.00***
----------------------------------------------------------------------------------------------


  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 ** Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary. For a sale with a total market value of $1,000,000 to $3,000,000, the distributor may pay a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION. You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts. The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:


o     Your current investment in a fund; and


o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in the fund and other RiverSource funds, provided your investment was subject to a sales charge.

o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o     Individual or joint accounts held outside of a brokerage account;

o     Individual or joint accounts held through a brokerage account;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

----------
A.4

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are NOT eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);

o     Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o     Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform the distributor or your financial advisor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

Unless you provide the distributor or your financial advisor in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13-month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Initial Sales Charge -- Rights of Accumulation."

----------
A.5

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details on LOIs, please contact your financial advisor or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

o current or retired Board members, officers or employees of RiverSource funds or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in a fund to Class A shares in the same fund.

o     purchases made:


      o with dividend or capital gain distributions from a fund or from the same class of another RiverSource fund;

      o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional;

      o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company;


      o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the distributor or your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

----------
A.6

You also may view this information about sales charges and breakpoints free of charge on the RiverSource funds website. Go to www.riversource.com/roa.

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

                                                             THE CDSC PERCENTAGE
IF THE SALE IS MADE DURING THE:                                    RATE IS:*
--------------------------------------------------------------------------------
First year                                                            5%
--------------------------------------------------------------------------------
Second year                                                           4%
--------------------------------------------------------------------------------
Third year                                                            4%
--------------------------------------------------------------------------------
Fourth year                                                           3%
--------------------------------------------------------------------------------
Fifth year                                                            2%
--------------------------------------------------------------------------------
Sixth year                                                            1%
--------------------------------------------------------------------------------
Seventh year                                                          0%
--------------------------------------------------------------------------------

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

Class B shares purchased prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased beginning May 21, 2005 will convert to Class A shares one month after the completion of the eighth year of ownership.

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

----------
A.7

--------------------------------------------------------------------------------
EXAMPLE

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3(1)/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.
--------------------------------------------------------------------------------

CDSC -- WAIVERS OF THE CDSC FOR CLASS B SHARES. The CDSC will be waived on sales of shares:

o     in the event of the shareholder's death,

o     held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

      o     at least 59 1/2 years old AND

      o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

      o selling under an approved substantially equal periodic payment arrangement.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares in the event of the shareholder's death.

BUYING SHARES: OPENING AN ACCOUNT

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, a fund, or the financial intermediary through which you are investing in the fund, may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest. When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the fund. For funds offering multiple classes of shares, if your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Investments in Class Y shares that are not held through qualifying institutional investors or an intermediary with the required agreement with Ameriprise Financial Services are subject to rejection or cancellation and existing shares may be transferred by Ameriprise Financial Services to another class in the fund without prior notice to the intermediary or shareholder.


----------
A.8

IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number. If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o     a $50 penalty for each failure to supply your correct TIN;

o a civil penalty of $500 if you make a false statement that results in no backup withholding; and


o     criminal penalties for falsifying information.

You also could be subject to backup withholding, if the Internal Revenue Service notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
 HOW TO DETERMINE THE CORRECT TIN
--------------------------------------------------------------------------------

FOR THIS TYPE OF ACCOUNT:                                        USE THE SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER OF:

Individual or joint account                                      The individual or one of the owners listed on the joint account
------------------------------------------------------------------------------------------------------------------------------------
Custodian account of a minor (Uniform Gifts/Transfers to Minors  The minor
Act)
------------------------------------------------------------------------------------------------------------------------------------
A revocable living trust                                         The grantor-trustee (the person who puts the money into the trust)
------------------------------------------------------------------------------------------------------------------------------------
An irrevocable trust, pension trust or estate                    The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)
------------------------------------------------------------------------------------------------------------------------------------
Sole proprietorship or single-owner LLC                          The owner
------------------------------------------------------------------------------------------------------------------------------------
Partnership or multi-member LLC                                  The partnership
------------------------------------------------------------------------------------------------------------------------------------
Corporate or LLC electing corporate status on Form 8832          The corporation
------------------------------------------------------------------------------------------------------------------------------------
Association, club or tax-exempt organization                     The organization
------------------------------------------------------------------------------------------------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

----------
A.9

BUYING SHARES: WAYS TO BUY SHARES


THROUGH A FINANCIAL     To purchase shares through a financial intermediary other than Ameriprise Financial
INTERMEDIARY            Services, please consult your financial intermediary. See "General Information --
                        Transactions Through Unaffiliated Financial Intermediaries." For more information, please call RiverSource Service Corporation at (888) 791-3380.
------------------------------------------------------------------------------------------------------------------
                        The following sections explain policies of the RiverSource funds on how you can purchase fund shares from Ameriprise Financial Services.
------------------------------------------------------------------------------------------------------------------
BY MAIL                 Once your account has been established, send your check to:

                        AMERIPRISE FINANCIAL SERVICES
                        70200 AMERIPRISE FINANCIAL CENTER
                        MINNEAPOLIS, MN 55474

                        MINIMUM AMOUNTS

                        Initial investment:            $2,000*

                        Additional investments:        $500**

                        Account balances:              $300***

                        Qualified account balances:    none

                        If your fund account balance falls below the minimum account balance for any reason, including a market decline, you will be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

                          * $1,000 for tax qualified accounts. $5,000 for RiverSource Absolute Return - Currency
                        Fund, RiverSource Disciplined Small Cap Value Fund, RiverSource Floating Rate Fund and
                        RiverSource Inflation Protected Securities Fund.

                         ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

                        *** $2,500 for RiverSource Absolute Return - Currency Fund, RiverSource Disciplined Small
                        Cap Value Fund, RiverSource Floating Rate Fund and RiverSource Inflation Protected
                        Securities Fund; $1,000 for RiverSource Cash Management Fund, RiverSource S&P 500 Index
                        Fund and RiverSource Tax-Exempt Money Market Fund. RiverSource S&P 500 Index Fund also imposes a $10 annual fee on accounts below $10,000. See the paragraph following this table.
------------------------------------------------------------------------------------------------------------------


----------
A.10

BY SCHEDULED INVESTMENT PLAN     MINIMUM AMOUNTS

                                 Initial investment:       $2,000*

                                 Additional investments:   $100**

                                 Account balances:         none (on a scheduled investment plan with monthly
                                    payments)***

                                 If your fund account balance is below the minimum initial investment, you must make payments at least monthly.

                                   * $100 for existing accounts outside of a brokerage account. $5,000 for RiverSource
                                 Absolute Return - Currency Fund, RiverSource Disciplined Small Cap Value Fund,
                                 RiverSource Floating Rate Fund and RiverSource Inflation Protected Securities Fund.

                                  ** $50 for existing qualified accounts outside of a brokerage account provided the initial investment has been met.

                                 *** $2,500 for RiverSource Absolute Return - Currency Fund, RiverSource Disciplined
                                 Small Cap Value Fund, RiverSource Floating Rate Fund and RiverSource Inflation
                                 Protected Securities Fund (on a scheduled investment plan with monthly payments).

----------------------------------------------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC            Please contact your financial advisor for specific instructions.
FUNDS TRANSFER
                                 MINIMUM WIRE PURCHASE AMOUNT: $1,000 or new account minimum, as applicable.
----------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                     If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

                                 To place your order, call:
                                 (800) 297-7378 for brokerage accounts
                                 (800) 967-4377 for wrap accounts
----------------------------------------------------------------------------------------------------------------------


RIVERSOURCE S&P 500 INDEX FUND ANNUAL ACCOUNT FEE. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuations). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.


FOR RIVERSOURCE CASH MANAGEMENT FUND -- Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application.

----------
A.11

EXCHANGING OR SELLING SHARES

EXCHANGING OR SELLING SHARES: EXCHANGES

You may exchange your fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. FUNDS THAT INVEST IN SECURITIES THAT TRADE ON OVERSEAS SECURITIES MARKETS MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF CHANGES IN THE VALUES OF SECURITIES BETWEEN THE CLOSE OF OVERSEAS MARKETS AND THE CLOSE OF U.S. MARKETS, WHICH IS GENERALLY THE TIME AT WHICH A FUND'S NAV IS CALCULATED. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF HIGH YIELD BONDS, TAX-EXEMPT SECURITIES, SMALL CAP STOCKS OR FOREIGN SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS.

SEE "VALUING FUND SHARES" FOR A DISCUSSION OF THE RIVERSOURCE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE RIVERSOURCE FUNDS' BOARDS HAVE ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING. EACH FUND SEEKS TO ENFORCE THIS POLICY AS FOLLOWS:

o The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

----------
A.12

o Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o     Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o     Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

MONEY MARKET FUNDS.

o New investments in RiverSource Tax-Exempt Money Market Fund or RiverSource Cash Management Fund Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource fund.

o Exchanges into RiverSource Tax-Exempt Money Market Fund must be made from Class A shares.

o If you exchange shares from RiverSource Cash Management Fund to another RiverSource fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another RiverSource fund into Class A shares of RiverSource Cash Management Fund. Exchange rules for RiverSource Cash Management Fund are illustrated in the following tables.


FROM                                                   TO
RIVERSOURCE CASH MANAGEMENT FUND            OTHER RIVERSOURCE FUNDS
------------------------------------------------------------------------
                                        CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------
Class A                                   Yes         Yes         Yes
------------------------------------------------------------------------
Class B                                    No         Yes          No
------------------------------------------------------------------------
Class C                                    No          No         Yes
------------------------------------------------------------------------


FROM                                                   TO
OTHER RIVERSOURCE FUNDS                 RIVERSOURCE CASH MANAGEMENT FUND
------------------------------------------------------------------------
                                        CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------
Class A                                   Yes          No          No
------------------------------------------------------------------------
Class B                                    No         Yes          No
------------------------------------------------------------------------
Class C                                    No          No         Yes
------------------------------------------------------------------------

----------
A.13

If your initial investment was in a money market fund and you exchange into an equity, fixed income or alternative fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C. If your initial investment was in Class A shares of an equity, fixed income or alternative fund and you exchange shares into a money market fund:

o You may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

o If your initial investment was over $1,000,000 and the sales charge was waived, you will be subject to a 1% sales charge if you redeem those shares within one year after the initial investment date.

EXCHANGING OR SELLING SHARES: SELLING SHARES

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV instead of paying a sales charge on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this repurchase waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Each fund reserves the right to redeem in kind.

IMPORTANT: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

For more details and a description of other sales policies, please see the SAI.

----------
A.14

EXCHANGING OR SELLING SHARES: WAYS TO EXCHANGE OR SELL SHARES


THROUGH A FINANCIAL       To sell or exchange shares held with financial intermediaries other than Ameriprise Financial
INTERMEDIARY              Services, please consult your financial intermediary. See "General Information -- Transactions Through
                          Unaffiliated Financial Intermediaries." For more information, please call RiverSource Service
                          Corporation at (888) 791-3380.
--------------------------------------------------------------------------------------------------------------------------------
                          The following sections explain policies of the RiverSource funds on how you can exchange or sell shares held with Ameriprise Financial Services.
--------------------------------------------------------------------------------------------------------------------------------
BY REGULAR OR             AMERIPRISE FINANCIAL SERVICES
EXPRESS MAIL              70200 AMERIPRISE FINANCIAL CENTER
                          MINNEAPOLIS, MN 55474

                          Include in your letter:

                          o     your account number

                          o     the name of the fund(s)

                          o     the class of shares to be exchanged or sold

                          o     your Social Security number or Employer Identification number

                          o     the dollar amount or number of shares you want to exchange  or sell

                          o     specific instructions regarding delivery or exchange destination

                          o     signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

                          o     any paper certificates of shares you hold

                          Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                          The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.
--------------------------------------------------------------------------------------------------------------------------------


----------
A.15

BY TELEPHONE           (800) 297-7378 for brokerage accounts
                       (800) 967-4377 for wrap accounts
                       (800) 862-7919 for non-brokerage/wrap accounts

                       o     Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

                       o     Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

                       o     Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

                       o     Telephone privileges may be modified or discontinued at  any time.

                       MINIMUM SALE AMOUNT: $100

                       MAXIMUM SALE AMOUNT: $100,000

------------------------------------------------------------------------------------------------------------------------
BY WIRE                You can wire money from your account to your bank account. Contact your financial advisor or the distributor at the above numbers for additional information.

                       o     Minimum amount: $1,000

                       o     Pre-authorization is required.

                       o     A service fee may be charged against your account for each wire sent.

------------------------------------------------------------------------------------------------------------------------
BY SCHEDULED           o     Minimum payment: $100*
PAYOUT PLAN
                       o     Contact your financial advisor or the distributor to set up regular payments.

                       o     Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

                       * Minimum is $50 in an existing account outside of a brokerage account.

------------------------------------------------------------------------------------------------------------------------

----------
A.16

BY DRAFTS             FOR MONEY MARKET FUNDS. Drafts are not available for accounts set up in a brokerage account and may not be available to all investors. For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact the distributor. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.

                      o     Minimum draft amount: $100
---------------------------------------------------------------------------------------------------------------------------

INTERNET TRANSACTIONS. The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the fund.

VALUING FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Buying Shares" and "Exchanging/Selling Shares," or contact your financial advisor.

If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

The NAV is the value of a single share of a fund. The NAV is determined by dividing the value of a fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing

----------
A.17
services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost. For funds of funds, assets consist primarily of shares of the underlying funds, which are valued at their NAVs as described in this section.


When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans, tax-exempt securities, foreign securities or small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or sell the fund's shares.

MONEY MARKET FUNDS. The fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. For fixed income and alternative funds, because of the types of income earned by the funds, it is unlikely the funds will distribute qualifying dividend income. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

----------
A.18

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund, unless:

o     you request distributions in cash, or

o you direct the fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES


If you invest in a fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

If you invest in a fund through a taxable account,

o If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

o For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

o You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.


FOR TAXABLE FUNDS. Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

----------
A.19

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND. Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by Internal Revenue Service regulations to be taxable income in the year it occurs. The fund will distribute both interest income and the income attributable to principal adjustments, both of which are taxable to shareholders.

RIVERSOURCE REAL ESTATE FUND. REITs often do not provide complete tax information until after the calendar year-end. Consequently, the fund expects to send your Form 1099-DIV in February. Other RiverSource funds expect to mail their tax statements in January.


RIVERSOURCE INCOME BUILDER FUNDS, RIVERSOURCE PORTFOLIO BUILDER FUNDS AND RIVERSOURCE RETIREMENT PLUS FUNDS. Because most of the funds' investments are shares of underlying funds, the tax treatment of the funds' gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.


FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

----------
A.20

GENERAL INFORMATION

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of a fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the fund may not have a record of your transactions, you should always contact the financial intermediary through which you purchased the fund to make changes to or give instructions concerning your account or to obtain information about your account. The fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult your financial advisor or financial intermediary to determine availability of RiverSource funds. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has a selling agreement with the distributor of the RiverSource funds. If you set up an account with a financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in increased income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

----------
A.21

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by a fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares: Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the RiverSource funds' policy regarding directed brokerage.


Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by class, as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services, which is allocated a portion of these fees for providing services to fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided.


----------
A.22

PAYMENTS TO FINANCIAL INTERMEDIARIES


RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services, in connection with selling fund shares or providing services to the fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the fund under distribution or shareholder servicing plans, or paid by the fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the fund for details about any payments it may receive in connection with selling fund shares or providing services to the fund. These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the fund through a qualified plan or through a wrap program), and may be significant.


From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

ADDITIONAL MANAGEMENT INFORMATION

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

----------
A.23

For RiverSource California Tax-Exempt Fund, RiverSource Cash Management Fund, RiverSource Diversified Bond Fund, RiverSource Global Bond Fund, RiverSource High Yield Bond Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund, RiverSource Ohio Tax-Exempt Fund, RiverSource Short Duration U.S. Government Fund, RiverSource Tax-Exempt Bond Fund, RiverSource Tax-Exempt High Income Fund, RiverSource Tax-Exempt Money Market Fund and RiverSource U.S. Government Mortgage Fund: Before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


AFFILIATED FUNDS-OF-FUNDS. RiverSource Investments also serves as investment manager to RiverSource funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds (Funds of Funds). A fund may experience relatively large purchases or redemptions from the Funds of Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, a fund may experience increased expenses as it buys and sells securities to manage transactions for the Funds of Funds. In addition, because the Funds of Funds may own a substantial portion of a fund, a redemption by the Funds of Funds could cause a fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Board on the steps it has taken to manage any potential conflicts.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal or arbitration proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal or arbitration proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

----------
A.24

                               RIVERSOURCE FUNDS*

          by category (equity, fixed income, money market, alternative)
--------------------------------------------------------------------------------


CLASSES AVAILABLE                               A     B     C     D     E     Y

EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Aggressive Growth                x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Balanced                         x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Disciplined Equity               x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Disciplined International
     Equity                                     x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Disciplined Small and Mid Cap
     Equity                                     x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Disciplined Small Cap Value      x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Diversified Equity Income        x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Dividend Opportunity             x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Emerging Markets                 x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Equity Value                     x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource European Equity                  x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Fundamental Growth               x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Fundamental Value                x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Global Equity                    x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Global Technology                x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Growth                           x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource International Aggressive
     Growth                                     x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource International Equity             x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource International Opportunity        x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource International Select Value       x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource International Small Cap          x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------

CLASSES AVAILABLE                               A     B     C     D     E     Y

EQUITY FUNDS (CONTINUED)
--------------------------------------------------------------------------------
   RiverSource Large Cap Equity                 x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Large Cap Value                  x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Mid Cap Growth                   x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Mid Cap Value                    x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Portfolio Builder Aggressive     x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Portfolio Builder Moderate       x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Portfolio Builder Moderate
     Aggressive                                 x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Portfolio Builder Total Equity   x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Precious Metals                  x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Real Estate                      x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2010             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2015             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2020             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2025             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2030             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2035             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2040             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Retirement Plus 2045             x    N/A   N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource S&P 500 Index                    N/A   N/A   N/A    x     x   N/A
--------------------------------------------------------------------------------
   RiverSource Select Value                     x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------


----------
A.25

CLASSES AVAILABLE                               A     B     C     D     E     Y

--------------------------------------------------------------------------------
   RiverSource Small Cap Advantage              x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Small Cap Equity                 x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Small Cap Growth                 x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Small Cap Value                  x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Small Company Index              x     x    N/A   N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Strategic Allocation             x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Value                            x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
   RiverSource California Tax-Exempt            x     x     x    N/A   N/A   N/A
--------------------------------------------------------------------------------
   RiverSource Core Bond                        x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Diversified Bond                 x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Emerging Markets Bond            x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Floating Rate                    x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Global Bond                      x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource High Yield Bond                  x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Income Builder Basic Income      x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Income Builder Moderate Income   x     x     x    N/A   N/A    X
--------------------------------------------------------------------------------
   RiverSource Income Builder Enhanced Income   x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Income Opportunities             x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Inflation Protected Securities   x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Intermediate Tax-Exempt          x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------

CLASSES AVAILABLE                               A     B     C     D     E     Y

FIXED INCOME FUNDS (CONTINUED)
--------------------------------------------------------------------------------
   RiverSource Limited Duration Bond            x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Massachusetts Tax-Exempt         x     x     x    N/A   N/A   N/A
--------------------------------------------------------------------------------
   RiverSource Michigan Tax-Exempt              x     x     x    N/A   N/A   N/A
--------------------------------------------------------------------------------
   RiverSource Minnesota Tax-Exempt             x     x     x    N/A   N/A   N/A
--------------------------------------------------------------------------------
   RiverSource New York Tax-Exempt              x     x     x    N/A   N/A   N/A
--------------------------------------------------------------------------------
   RiverSource Ohio Tax-Exempt                  x     x     x    N/A   N/A   N/A
--------------------------------------------------------------------------------
   RiverSource Portfolio Builder Conservative   x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Portfolio Builder Moderate
     Conservative                               x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Short Duration U.S. Government   x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Tax-Exempt Bond                  x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource Tax-Exempt High Income           x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------
   RiverSource U.S. Government Mortgage         x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   RiverSource Cash Management                  x    **    **    N/A   N/A    x
--------------------------------------------------------------------------------
RiverSource Tax-Exempt                         THE FUND DOES NOT OFFER DIFFERENT
  Money Market                                 CLASSES OF SHARES.
--------------------------------------------------------------------------------

ALTERNATIVE FUNDS
--------------------------------------------------------------------------------
RiverSource Absolute Return -

  Income and Currency CLOSED TO NEW
  INVESTORS, WITH CERTAIN
  LIMITED EXCEPTIONS.                           x     x     x    N/A   N/A    x
--------------------------------------------------------------------------------


 * As of the date of this prospectus.

** Classes B and C are available only for exchanges from other funds. New investments must be made into Class A.

----------
A.26

----------
11p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

----------
12p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

----------
13p -- RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- 2006 PROSPECTUS

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-1629

TICKER SYMBOL

Class A:          Class B:
Class C:          Class I:
Class Y:

RIVERSOURCE INSURANCE LOGO

RIVERSOURCE INVESTMENTS
200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

                                                              S-6505-99 A (5/06)

            RIVERSOURCE(SM) DISCIPLINED SMALL AND MID CAP EQUITY FUND

                   SUPPLEMENT TO THE APRIL 24, 2006 PROSPECTUS


This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table is supplemented as follows:

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                                         CLASS I
Maximum sales charge (load) imposed on purchases (as a percentage
   of offering price)                                                     none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) imposed on sales (as a
   percentage of offering price at time of purchase)                      none
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                             CLASS I
--------------------------------------------------------------------------------
Management fees(a)                                                        0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) fees                                                 0.00%
--------------------------------------------------------------------------------
Other expenses(b)                                                         0.33%
--------------------------------------------------------------------------------
Total                                                                     1.03%
--------------------------------------------------------------------------------
Fee waiver/expense reimbursement                                          0.02%
--------------------------------------------------------------------------------
Net expenses(c)                                                           1.01%
--------------------------------------------------------------------------------

(a) The index against which the Fund's performance will be measured for purposes of determining the performance incentive adjustment is the Lipper Mid-Cap Core Funds Index. See "Fund Management and Compensation" for more information.


(b) Other expenses are based on estimated amounts for the current fiscal year. Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.


(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.01% for Class I.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:


                                                               1 YEAR    3 YEARS
--------------------------------------------------------------------------------
Class I                                                         $103      $326
--------------------------------------------------------------------------------


BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class I shares only through the distributor (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another RiverSource fund.


                                                              S-6505-79 A (5/06)

PART B.


                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 24, 2006

                     RIVERSOURCE(SM) DIMENSIONS SERIES, INC.
              RiverSource Disciplined Small and Mid Cap Equity Fund

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
                RiverSource Disciplined International Equity Fund


                       RIVERSOURCE RETIREMENT SERIES TRUST
                      RiverSource Retirement Plus 2010 Fund
                      RiverSource Retirement Plus 2015 Fund
                      RiverSource Retirement Plus 2020 Fund
                      RiverSource Retirement Plus 2025 Fund
                      RiverSource Retirement Plus 2030 Fund
                      RiverSource Retirement Plus 2035 Fund
                      RiverSource Retirement Plus 2040 Fund
                      RiverSource Retirement Plus 2045 Fund





This is the SAI for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current prospectus that may be obtained, without charge, from your financial advisor, or by writing to RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.


The current prospectus for each of the funds also is incorporated in this SAI by reference.


Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents.

TABLE OF CONTENTS


Mutual Fund Checklist .................................................................   p. 3
Fundamental and Nonfundamental Investment Policies ....................................   p. 4
Investment Strategies and Types of Investments ........................................   p. 7
Information Regarding Risks and Investment Strategies .................................   p. 8
Securities Transactions ...............................................................  p. 36
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ..........  p. 38
Valuing Fund Shares ...................................................................  p. 38
Portfolio Holdings Disclosure .........................................................  p. 39
Proxy Voting ..........................................................................  p. 40
Investing in a Fund ...................................................................  p. 42
Selling Shares ........................................................................  p. 44
Pay-out Plans .........................................................................  p. 45
Taxes .................................................................................  p. 46
Agreements ............................................................................  p. 48
Organizational Information ............................................................  p. 57
Board Members and Officers ............................................................  p. 60
Independent Registered Public Accounting Firm .........................................  p. 63
Appendix A:  Description of Ratings ...................................................  p. 64


LIST OF TABLES


1.  Fund Fiscal Year Ends and Investment Categories ...................................   p. 4
2.  Fundamental Policies ..............................................................   p. 5
3.  Nonfundamental Policies ...........................................................   p. 6
4.  Investment Strategies and Types of Investments ....................................   p. 7
5.  Class A Sales Charge ..............................................................  p. 42
6.  Investment Management Services Agreement Fee Schedule .............................  p. 48
7.  Portfolio Managers ................................................................  p. 52
8.  Administrative Services Agreement Fee Schedule ....................................  p. 55
9.  Fund History Table for All Publicly Offered RiverSource Funds .....................  p. 57
10. Board Members .....................................................................  p. 60
11. Fund Officers .....................................................................  p. 61
12. Board Member Holdings - All Funds .................................................  p. 62

MUTUAL FUND CHECKLIST

      o Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      o Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      o     A higher rate of return typically involves a higher risk of loss.

      o     Past performance is not a reliable indicator of future performance.

      o     ALL mutual funds have costs that lower investment return.

      o You can buy some mutual funds by contacting them directly. Others, like these, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      o Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

DEVELOP A FINANCIAL PLAN

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your financial advisor or investment professional at least once a year or more frequently if your circumstances change.

DOLLAR-COST AVERAGING

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

REGULAR                 MARKET PRICE                       SHARES
INVESTMENT              OF A SHARE                         ACQUIRED
-------------------------------------------------------------------
$ 100                      $  6.00                            16.7
  100                         4.00                            25.0
  100                         4.00                            25.0
  100                         6.00                            16.7
  100                         5.00                            20.0
-------------------------------------------------------------------
$ 500                      $ 25.00                           103.4

AVERAGE MARKET PRICE OF A SHARE OVER 5 PERIODS:  $5.00 ($25.00 DIVIDED BY 5)
THE AVERAGE PRICE YOU PAID FOR EACH SHARE:       $4.84 ($500 DIVIDED BY 103.4)

DIVERSIFY

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

UNDERSTAND YOUR INVESTMENT

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


--------------------------------------------------------------------------------
                                                            FUND INVESTMENT
              FUND                    FISCAL YEAR END          CATEGORY
--------------------------------------------------------------------------------
Disciplined International Equity         October 31    Equity
--------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity       July 31     Equity
--------------------------------------------------------------------------------
Retirement Plus 2010                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2015                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2020                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2025                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2030                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2035                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2040                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------
Retirement Plus 2045                      April 30     Funds-of-funds - equity
--------------------------------------------------------------------------------


FUNDS-OF-FUNDS

Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit a fund-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.


      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

      o     Issue senior securities, except as permitted under the 1940 Act.


      o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.


In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund specific fundamental policies. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy, indicated by the number in the chart, is stated in the paragraphs that follow the table.

                          TABLE 2. FUNDAMENTAL POLICIES


--------------------------------------------------------------------------------------
                                         A                  B                 C
                                  ----------------------------------------------------
                                   CONCENTRATE IN     BUY MORE THAN   INVEST MORE THAN
              FUND                ANY ONE INDUSTRY  10% OF AN ISSUER   5% IN AN ISSUER
--------------------------------------------------------------------------------------
Disciplined International Equity         A1                B1                C1
--------------------------------------------------------------------------------------
Disciplined Small and Mid Cap            A1                B1                C1
Equity
--------------------------------------------------------------------------------------
Retirement Plus 2010*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2015*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2020*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2025*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2030*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2035*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2040*                    A2
--------------------------------------------------------------------------------------
Retirement Plus 2045*                    A2
--------------------------------------------------------------------------------------


* The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

A. CONCENTRATE IN ANY ONE INDUSTRY

      A1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission
            (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      A2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.


B. BUY MORE THAN 10% OF AN ISSUER

      B1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation

C. INVEST MORE THAN 5% IN AN ISSUER

      C1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation.





NONFUNDAMENTAL POLICIES


Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following are guidelines that may be changed by the Board at any time.


FOR EACH FUND:


      o The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.


      o The fund will not make additional investments while any borrowing remains outstanding.

      o     The fund will not invest in a company to manage or control it.


      o Ordinarily, less than 20% of the fund's total assets are invested in money market instruments.

      o No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

      o The fund will not buy on margin or sell short, except in connection with derivative instruments.


The chart below shows nonfundamental policies that are in addition to those described above. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        TABLE 3. NONFUNDAMENTAL POLICIES


    ------------------------------------------------------------------------
                                               A          B            C
                                          ----------------------------------
                                          INVESTMENT     DEBT       FOREIGN
                      FUND                 COMPANIES  SECURITIES  SECURITIES
    ------------------------------------------------------------------------
    Disciplined International Equity          A1                    C1-100%
    ------------------------------------------------------------------------
    Disciplined Small and Mid Cap Equity      A1          B1        C1-20%
    ------------------------------------------------------------------------
    Retirement Plus 2010*
    ------------------------------------------------------------------------
    Retirement Plus 2015*
    ------------------------------------------------------------------------
    Retirement Plus 2020*
    ------------------------------------------------------------------------
    Retirement Plus 2025*
    ------------------------------------------------------------------------
    Retirement Plus 2030*
    ------------------------------------------------------------------------
    Retirement Plus 2035*
    ------------------------------------------------------------------------
    Retirement Plus 2040*
    ------------------------------------------------------------------------
    Retirement Plus 2045*
    ------------------------------------------------------------------------


* The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

A. INVESTMENT COMPANIES

      A1 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.





B. DEBT SECURITIES

      B1 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

C. FOREIGN SECURITIES

      C1 - The fund may invest its total assets, up to the amount shown, in foreign investments.





INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. See Table 1 for fund categories.

             TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


---------------------------------------------------------------------------------
                                                                FUNDS-OF- FUNDS -
                   INVESTMENT STRATEGY                  EQUITY        EQUITY
---------------------------------------------------------------------------------
Agency and government securities                           o            o
---------------------------------------------------------------------------------
Borrowing                                                  o            o
---------------------------------------------------------------------------------
Cash/money market instruments                              o            o
---------------------------------------------------------------------------------
Collateralized bond obligations                            o
---------------------------------------------------------------------------------
Commercial paper                                           o            o
---------------------------------------------------------------------------------
Common stock                                               o
---------------------------------------------------------------------------------
Convertible securities                                     o
---------------------------------------------------------------------------------
Corporate bonds                                            o
---------------------------------------------------------------------------------
Debt obligations                                           o
---------------------------------------------------------------------------------
Depositary receipts                                        o
---------------------------------------------------------------------------------
Derivative instruments (including options and futures)     o            o
---------------------------------------------------------------------------------
Exchange-traded funds                                      o
---------------------------------------------------------------------------------
Foreign currency transactions                              o
---------------------------------------------------------------------------------
Floating Rate Loans
---------------------------------------------------------------------------------
Foreign securities                                         o
---------------------------------------------------------------------------------
Funding agreements                                         o            o
---------------------------------------------------------------------------------
High yield debt securities (junk bonds)                    o
---------------------------------------------------------------------------------
Illiquid and restricted securities                         o            o
---------------------------------------------------------------------------------
Indexed securities                                         o
---------------------------------------------------------------------------------
Inflation protected securities                             o
---------------------------------------------------------------------------------
Inverse floaters
---------------------------------------------------------------------------------
Investment companies                                       o            o
---------------------------------------------------------------------------------
Lending of portfolio securities                            o            o
---------------------------------------------------------------------------------
Loan participations                                        o
---------------------------------------------------------------------------------
Mortgage-and asset-backed securities                       o
---------------------------------------------------------------------------------
Mortgage dollar rolls
---------------------------------------------------------------------------------
Municipal obligations                                      o
---------------------------------------------------------------------------------
Preferred stock                                            o
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                                                FUNDS-OF- FUNDS -
                   INVESTMENT STRATEGY                  EQUITY        EQUITY
---------------------------------------------------------------------------------
Real estate investment trusts                              o
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Repurchase agreements                                      o
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Reverse repurchase agreements                              o
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Short sales
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Sovereign debt                                             o
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Structured investments                                     o
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Swap agreements
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Variable- or floating-rate securities                      o            o
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Warrants                                                   o
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When-issued securities and forward commitments             o
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Zero-coupon, step-coupon and pay-in-kind securities        o
---------------------------------------------------------------------------------


INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):


ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.


AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.


CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.


COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.


DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.


FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.


GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.


For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.


In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.


INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a loan, bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates or declining spreads, the portfolio managers may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the fund's investments are locked in at a lower rate for a longer period of time.


QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.


REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.




TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.


UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.


INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING


A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.


CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.


COLLATERALIZED BOND OBLIGATIONS


Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.


COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.


CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.


CORPORATE BONDS


Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.


DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.


As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)


Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.


DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.


DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record

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                                                                         Page 17

keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments

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                                                                         Page 18

of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

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                                                                         Page 19

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.


EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.


FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund

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                                                                         Page 20

and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.




Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may

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                                                                         Page 21

include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.


FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or

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                                                                         Page 22

maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.


For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.


A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.


It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.


Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the

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                                                                         Page 23

currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

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                                                                         Page 24

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.


FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

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                                                                         Page 25

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.


FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


HIGH-YIELD DEBT SECURITIES (JUNK BONDS)


High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

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All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.


Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.


ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

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                                                                         Page 27


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.


INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.


INFLATION PROTECTED SECURITIES


Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

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                                                                         Page 28

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.


INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.


LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.


LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.


MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S.

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                                                                         Page 29

government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.


Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.


CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.


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                                                                         Page 30

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.


MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk and Market Risk.


PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.


REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.


REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.


REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.


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                                                                         Page 32

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.


SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.


SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.


STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded

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                                                                         Page 33

over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.


SWAP AGREEMENTS


Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.



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                                                                         Page 34


Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.


VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk. See also, Floating Rate Loans.


WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.


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                                                                         Page 36

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.


ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.


A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager is authorized to determine, consistent with a fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. ("the distributor" or "Ameriprise Financial Services") has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

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                                                                         Page 37

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager.

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On

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                                                                         Page 38

occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of RiverSource Investments may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

VALUING FUND SHARES


In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds and floating rate loans are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.




PORTFOLIO HOLDINGS DISCLOSURE


Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.


Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.


A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (www.riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.


In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.

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                                                                         Page 40


From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services (including, for example, Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.


Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' administrator, Ameriprise Financial, provides support to the Board in connection with the proxy voting process. General guidelines are:

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                                                                         Page 41

      o CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be obtained without charge:

      o     Through www.riversource.com/funds,

      o     On a website maintained by the SEC, www.sec.gov, or

      o By calling the fund's administrator, Board Services Corporation, collect at (612) 330-9283.

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                                                                         Page 42

INVESTING IN A FUND

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A -- CALCULATION OF THE SALES CHARGE

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                            TABLE 5. CLASS A SALES CHARGE


            ---------------------------------------------------------
                                         FUNDS-OF-FUNDS - EQUITY AND
                FUND CATEGORY                    EQUITY FUNDS
            ---------------------------------------------------------
                                    SALES CHARGE* AS A PERCENTAGE OF:
            ---------------------------------------------------------
            TOTAL MARKET VALUE      PUBLIC OFFERING      NET AMOUNT
                                        PRICE**           INVESTED
            ---------------------------------------------------------
            Up to $49,999                5.75%             6.10%
            ---------------------------------------------------------
            $50,000-$99,999              4.75%             4.99%
            ---------------------------------------------------------
            $100,000-$249,999            3.50%             3.63%
            ---------------------------------------------------------
            $250,000-$499,999            2.50%             2.56%
            ---------------------------------------------------------
            $500,000-$999,999            2.00%             2.04%
            ---------------------------------------------------------
            $1,000,000 or more***        0.00%             0.00%
            ---------------------------------------------------------

  * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.


 ** Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making such a sale.

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

                              DEFERRED SALES CHARGE

                 ---------------------------------------------
                                        NUMBER OF PARTICIPANTS
                 ---------------------------------------------
                 TOTAL PLAN ASSETS        1-99     100 OR MORE
                 ---------------------------------------------
                 Less than $1 million      4%          0%
                 ---------------------------------------------
                 $1 million or more        0%          0%
                 ---------------------------------------------

CLASS A -- REDUCING THE SALES CHARGE

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA) accounts are not members of the same primary household group, the distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

CLASS A -- LETTER OF INTENT (LOI)


If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before your financial institution receives your signed LOI will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of an RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial adviser in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


CLASS B SHARES

Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS Y SHARES

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

      o     Qualified employee benefit plans* if the plan:

      o uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has

            o     at least $10 million in plan assets or

            o     500 or more participants; or

      o     does not use daily transfer recordkeeping and has

            o     at least $3 million invested in RiverSource funds or

            o     500 or more participants.

      A plan that qualifies for investment in Class Y may continue to invest in Class Y even if it subsequently falls below the required level of assets or participants.

   o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.

   o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

   o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.




SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another RiverSource fund may be used to automatically purchase shares in the same class of another fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to another fund the following day. Dividends can be exchanged into the same class of another RiverSource fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

      o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which Ameriprise Trust Company acts as custodian;

      o Between two Ameriprise Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

      o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under UGMA or UTMA only into other UGMA or UTMA accounts with identical ownership.

Each fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserves the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which Ameriprise Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your financial advisor or write RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds).

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.


For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.



         TABLE 6. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

------------------------------------------------------------------------------------------
                FUND                   ASSETS (BILLIONS)   ANNUAL RATE AT EACH ASSET LEVEL
------------------------------------------------------------------------------------------
Disciplined International Equity          First $0.25                   0.800%
                                          Next $0.25                    0.775%
                                          Next $0.25                    0.750%
                                          Next $0.25                    0.725%
                                          Next $1.0                     0.700%
                                          Next $5.5                     0.675%
                                          Next $2.5                     0.660%
                                          Next $5.0                     0.645%
                                          Next $5.0                     0.635%
                                          Next $4.0                     0.610%
                                          Next $26.0                    0.600%
                                          Over $50.0                    0.570%
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                FUND                   ASSETS (BILLIONS)   ANNUAL RATE AT EACH ASSET LEVEL
------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity      First $1.0                    0.700%
                                          Next $1.0                     0.675%
                                          Next $1.0                     0.650%
                                          Next $3.0                     0.625%
                                          Next $1.5                     0.600%
                                          Next $2.5                     0.575%
                                          Next $5.0                     0.550%
                                          Next $9.0                     0.525%
                                          Next $26.0                    0.500%
                                          Over $50.0                    0.475%
------------------------------------------------------------------------------------------
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030                          N/A                        N/A
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------

For Equity funds, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The funds' performance will be measured against these indexes for purposes of determining the performance incentive adjustment.

   --------------------------------------------------------------------------
                   FUND                               LIPPER INDEX
   --------------------------------------------------------------------------
   Disciplined International Equity       Lipper International Large-Cap Core
   --------------------------------------------------------------------------
   Disciplined Small and Mid Cap Equity   Lipper Mid-Cap Core
   --------------------------------------------------------------------------


The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table.

--------------------------------------------------------------------------------
                                           EQUITY FUNDS
--------------------------------------------------------------------------------
PERFORMANCE DIFFERENCE   ADJUSTMENT RATE
--------------------------------------------------------------------------------
0.00%-0.50%              0
--------------------------------------------------------------------------------
0.50%-1.00%              6 basis points times the performance difference over
                         0.50%, times 100 (maximum of 3 basis points if a 1%
                         performance difference)
--------------------------------------------------------------------------------
1.00%-2.00%              3 basis points, plus 3 basis points times the
                         performance difference over 1.00%, times 100 (maximum 6
                         basis points if a 2% performance difference)
--------------------------------------------------------------------------------
2.00%-4.00%              6 basis points, plus 2 basis points times the
                         performance difference over 2.00%, times 100 (maximum
                         10 basis points if a 4% performance difference)
--------------------------------------------------------------------------------
4.00%-6.00%              10 basis points, plus 1 basis point times the
                         performance difference over 4.00%, times 100 (maximum
                         12 basis points if a 6% performance difference)
--------------------------------------------------------------------------------
6.00% or more            12 basis points
--------------------------------------------------------------------------------

For example, if the performance difference for one of the funds is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The

12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the Fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.


The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.


BASIS FOR BOARD APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT


FOR DISCIPLINED SMALL AND MID CAP EQUITY AND DISCIPLINED INTERNATIONAL EQUITY:
RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.


The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).


The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps, if necessary, to achieve this pricing objective. The Board also took into account the effect of the proposed performance incentive adjustment on the advisory fee. In this regard, the Board determined the appropriateness of (i) the use of the relevant index for the performance comparison; (ii) the methodology for determining when the Board may change an index used to calculate the performance incentive adjustment; (iii) the periods used for averaging the fund's assets and computing investment performance; and (iv) the length of the period over which performance is computed.

The Board considered the economies of scale that might be realized by RiverSource Investments as the fund grows and took note of the extent to which fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the fund are principally attributable to the additional services required to manage a regulated mutual fund such as the fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.

FOR RETIREMENT PLUS FUNDS: RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Trustees (the Board) and the Board's Investment Review and Contracts Committee monitor these services.


The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).


The Board noted that RiverSource Investments will provide services to the fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the funds' portfolio managers as of March 31, 2006. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 7. PORTFOLIO MANAGERS


-----------------------------------------------------------------------------------------------------------------------------------
                                                       OTHER ACCOUNTS MANAGED
                                        -----------------------------------------------------
                                                                APPROXIMATE       PERFORMANCE  OWNERSHIP   POTENTIAL
                                        NUMBER AND TYPE OF    TOTAL NET ASSETS       BASED      OF FUND    CONFLICTS   STRUCTURE OF
       FUND          PORTFOLIO MANAGER        ACCOUNT       (excluding the fund)  ACCOUNTS(a)  SHARES(b)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs*             $3.2 billion
2010                                    7 PIVs**            $0.246 billion
                                        10 other accounts   $0.223 billion
                    ------------------------------------------------------------                                           (A)
                    Jonathan Calvert    3 RICs              $1.09 billion                      None           (1)
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2015                                    7 PIVs              $0.246 billion
                                        10 other accounts   $0.223 billion
                    ------------------------------------------------------------               None           (1)          (A)
                    Jonathan Calvert    3 RICs              $1.09 billion
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------               ------------------------------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2020                                    7 PIVs              $0.246 billion
                                        10 other
                                        accounts(c)         $0.223 billion                                                 (A)
                    ------------------------------------------------------------
                    Jonathan Calvert    3 RICs              $1.09 billion                      None           (1)
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2025                                    7 PIVs              $0.246 billion
                                        10 other
                                        accounts(c)         $0.223 billion                                                 (A)
                    ------------------------------------------------------------
                    Jonathan Calvert    3 RICs              $1.09 billion                      None           (1)
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2030                                    7 PIVs              $0.246 billion
                                        10 other
                                        accounts(c)         $0.223 billion                                                 (A)
                    ------------------------------------------------------------               None           (1)
                    Jonathan Calvert    3 RICs              $1.09 billion
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2035                                    7 PIVs              $0.246 billion
                                        10 other
                                        accounts(c)         $0.223 billion                                                 (A)
                    ------------------------------------------------------------
                    Jonathan Calvert    3 RICs              $1.09 billion                      None           (1)
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2040                                    7 PIVs              $0.246 billion                                                 (A)
                                        10 other
                                        accounts(c)         $0.223 billion                     None           (1)
                    ------------------------------------------------------------
                    Jonathan Calvert    3 RICs              $1.09 billion
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren
                    ------------------  4 RICs              $0.109 billion                                                 (B)
                    Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Plus     Dimitris Bertsimas  8 RICs              $3.2 billion
2045                                    7 PIVs              $0.246 billion                     None           (1)
                                        10 other
                                        accounts(c)         $0.223 billion                                                 (A)
                    ------------------------------------------------------------
                    Jonathan Calvert    3 RICs              $1.09 billion
                                        6 PIVs              $0.131 billion
                    ------------------------------------------------------------                                       ------------
                    Colin Lundgren      4 RICs              $0.109 billion                                                 (B)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       OTHER ACCOUNTS MANAGED
                                        -----------------------------------------------------
                                                                APPROXIMATE       PERFORMANCE  OWNERSHIP   POTENTIAL
                                        NUMBER AND TYPE OF    TOTAL NET ASSETS       BASED      OF FUND    CONFLICTS   STRUCTURE OF
       FUND          PORTFOLIO MANAGER        ACCOUNT       (excluding the fund)  ACCOUNTS(a)  SHARES(b)  OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
                     Erol Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small   Dimitris Bertsimas  8 RICs              $3.2 billion
and Mid Cap Equity                      7 PIVs              $0.246 billion
                                        10 other
                                        accounts(c)         $0.223 billion                     None           (2)          (A)
                    ------------------------------------------------------------
                    Gina Mourtzinou     3 RICs              $3.02 billion
                                        5 other accounts    $0.185 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined         Dimitris Bertsimas  8 RICs              $3.2 billion
International                           7 PIVs              $0.246 billion
Equity                                  10 other
                                        accounts(c)         $0.223 billion                     None           (2)          (A)
                    ------------------------------------------------------------
                    Jonathan Calvert    3 RICs              $1.09 billion
                                        6 PIVs              $0.131 billion
-----------------------------------------------------------------------------------------------------------------------------------

*     RIC refers to Registered Investment Company.

**    PIV refers to Pooled Investment Vehicle.


(a) Number of accounts for which the advisory fee paid is based in part on performance.


(b) The fund is new and shares were not yet being offered as of March 31, 2006.

(c) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.


POTENTIAL CONFLICTS OF INTEREST


(1) Management of the Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

      o RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

      o RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.


      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

STRUCTURE OF COMPENSATION


(A) The portfolio managers' compensation as RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on mutual fund, institutional portfolio and hedge fund performance. Funding for the portion of the bonus pool related to mutual fund and institutional portfolio management is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer groups. Funding for the portion of the bonus pool related to hedge fund management is based on a percentage of the hedge fund performance fee. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(B) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees.

      Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

             TABLE 8. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


--------------------------------------------------------------------------------------------------------------------------------
                                                             ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
--------------------------------------------------------------------------------------------------------------------------------
                                             $0 -         $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -   $12,000,000,001
                FUND                      500,000,000      1,000,000,000     3,000,000,000     12,000,000,000           +
--------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity            0.080%            0.075%            0.070%             0.060%              0.050%
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity        0.060%            0.055%            0.050%             0.040%              0.030%
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010
RiverSource Retirement Plus 2015
RiverSource Retirement Plus 2020
RiverSource Retirement Plus 2025
RiverSource Retirement Plus 2030            0.020%            0.020%            0.020%             0.020%              0.020%
RiverSource Retirement Plus 2035
RiverSource Retirement Plus 2040
RiverSource Retirement Plus 2045
--------------------------------------------------------------------------------------------------------------------------------

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.


Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AGREEMENT


Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year.





The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:


      Class A       Class B       Class C        Class I         Class Y
      -------       -------       -------        -------         -------
      $19.50         $20.50        $20.00         $1.00           $17.50


In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT

Ameriprise Financial Services, Inc., located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter. Each fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the Distributor daily.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, the fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION


To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:


The fee is based on the average daily net assets of the fund attributable to the applicable class:

                  Class A            Class B           Class C
                   0.25%              1.00%             1.00%

For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to the distributor to compensate the distributor, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.




Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, and Class C shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

CUSTODIAN AGREEMENT

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

     TABLE 9. FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED RIVERSOURCE FUNDS


------------------------------------------------------------------------------------------------------------------------------------
                                                                    DATE FIRST                                   FISCAL
                                                     DATE OF        OFFERED TO     FORM OF           STATE OF     YEAR
                 FUND                             ORGANIZATION        PUBLIC    ORGANIZATION       ORGANIZATION    END   DIVERSIFIED
------------------------------------------------------------------------------------------------------------------------------------
BOND SERIES, INC.(3)                           4/29/81, 6/13/86(1)                 Corporation        NV/MN       7/31
------------------------------------------------------------------------------------------------------------------------------------
  Core Bond Fund                                                     6/19/03                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Floating Rate Fund                                                 2/16/06                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Income Opportunities Fund                                          6/19/03                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Inflation Protected Securities Fund                                 3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Limited Duration Bond Fund                                         6/19/03                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                          4/7/86                     Business Trust(2)       MA        6/30
------------------------------------------------------------------------------------------------------------------------------------
  California Tax-Exempt Fund                                         8/18/86                                                 No
------------------------------------------------------------------------------------------------------------------------------------
DIMENSIONS SERIES, INC.                        2/20/68, 6/13/86(1)                 Corporation        NV/MN       7/31
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    DATE FIRST                                   FISCAL
                                                     DATE OF        OFFERED TO     FORM OF           STATE OF     YEAR
                    FUND                          ORGANIZATION        PUBLIC    ORGANIZATION       ORGANIZATION    END   DIVERSIFIED
------------------------------------------------------------------------------------------------------------------------------------
  Disciplined Small and Mid Cap Equity Fund                            --                                                    Yes
------------------------------------------------------------------------------------------------------------------------------------
  Disciplined Small Cap Value Fund                                   2/16/06                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SERIES, INC.(3)             6/27/74, 6/31/86(1)                 Corporation        NV/MN       8/31
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Bond Fund(4)                                           10/3/74                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SERIES, INC.                            3/18/57, 6/13/86(1)                 Corporation        NV/MN      11/30
------------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Fund(5)                                              6/4/57                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL SERIES, INC.                                 10/28/88                       Corporation          MN       10/31
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Bond Fund                                         2/16/06                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Fund(6)                                          11/13/96                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Global Bond Fund                                                   3/20/89                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Global Equity Fund(6),(7)                                          5/29/90                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Global Technology Fund                                            11/13/96                                                  No
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME SERIES, INC.                       3/12/85                       Corporation         MN         5/31
------------------------------------------------------------------------------------------------------------------------------------
  Short Duration U.S. Government Fund(4)                             8/19/85                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Mortgage Fund                                      2/14/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD INCOME SERIES, INC.                       8/17/83                       Corporation         MN         5/31
------------------------------------------------------------------------------------------------------------------------------------
  High Yield Bond Fund(4)                                            12/8/83                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES, INC.                            2/10/45, 6/13/86(1)                 Corporation        NV/MN       5/31
------------------------------------------------------------------------------------------------------------------------------------
  Income Builder Basic Income Fund                                   2/16/06                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Income Builder Enhanced Income Fund                                2/16/06                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Income Builder Moderate Income Fund                                2/16/06                                                  No
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MANAGERS SERIES, INC.(3)               5/9/01                        Corporation         MN         10/31
------------------------------------------------------------------------------------------------------------------------------------
  International Aggressive Growth Fund                               9/28/01                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  International Equity Fund(5)                                       10/3/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  International Select Value Fund                                    9/28/01                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  International Small Cap Fund                                       10/3/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SERIES, INC.                           7/18/84                       Corporation         MN         10/31
------------------------------------------------------------------------------------------------------------------------------------
  Disciplined International Equity Fund                                 --                                                   Yes
------------------------------------------------------------------------------------------------------------------------------------
  European Equity Fund(6)                                            6/26/00                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  International Opportunity Fund(5),(6)                             11/15/84                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.                        1/18/40, 6/13/86(1)                 Corporation        NV/MN       9/30
------------------------------------------------------------------------------------------------------------------------------------
  Balanced Fund(5)                                                   4/16/40                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Diversified Equity Income Fund                                    10/15/90                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Fund                                                2/14/02                                                  Yes
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP SERIES, INC.(3)                      5/21/70, 6/13/86(1)                 Corporation        NV/MN       7/31
------------------------------------------------------------------------------------------------------------------------------------
  Disciplined Equity Fund(5)                                         4/24/03                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                                         3/1/72                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Large Cap Equity Fund                                              3/28/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Large Cap Value Fund                                               6/27/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
MANAGERS SERIES, INC.(3)                             3/20/01                       Corporation         MN         5/31
------------------------------------------------------------------------------------------------------------------------------------
  Aggressive Growth Fund                                             4/24/03                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Fundamental Growth Fund(5)                                         4/24/03                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Fundamental Value Fund                                             6/18/01                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Select Value Fund                                                   3/8/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Small Cap Equity Fund(5)                                            3/8/02                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Fund                                               6/18/01                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Value Fund                                                         6/18/01                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
MARKET ADVANTAGE SERIES, INC.                        8/25/89                       Corporation          MN        1/31
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Builder Conservative Fund                                 3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Builder Moderate Conservative
    Fund                                                              3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Builder Moderate Fund                                     3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Builder Moderate Aggressive Fund                          3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Builder Aggressive Fund                                   3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio Builder Total Equity Fund                                 3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index Fund                                                10/25/99                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Small Company Index Fund                                           8/19/96                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                    DATE FIRST                                   FISCAL
                                                     DATE OF        OFFERED TO       FORM OF         STATE OF     YEAR
                   FUND                           ORGANIZATION        PUBLIC      ORGANIZATION     ORGANIZATION    END   DIVERSIFIED
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SERIES, INC.                      8/22/75, 6/13/86(1)                 Corporation        NV/MN      7/31
------------------------------------------------------------------------------------------------------------------------------------
  Cash Management Fund                                               10/6/75                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
RETIREMENT SERIES TRUST                              1/27/06                    Business Trust(2)      MA         4/30
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2010 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2015 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2020 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2025 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2030 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2035 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2040 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
  Retirement Plus 2045 Fund                                            --                                                     No
------------------------------------------------------------------------------------------------------------------------------------
SECTOR SERIES, INC.                                  3/25/88                       Corporation         MN         6/30
------------------------------------------------------------------------------------------------------------------------------------
  Dividend Opportunity Fund(8)                                        8/1/88                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Real Estate Fund                                                    3/4/04                                                  No
------------------------------------------------------------------------------------------------------------------------------------
SELECTED SERIES, INC.                                10/5/84                       Corporation         MN         3/31
------------------------------------------------------------------------------------------------------------------------------------
  Precious Metals Fund                                               4/22/86                                                  No
------------------------------------------------------------------------------------------------------------------------------------
SPECIAL TAX-EXEMPT SERIES TRUST                       4/7/86                    Business Trust(2)      MA         6/30
------------------------------------------------------------------------------------------------------------------------------------
  Massachusetts Tax-Exempt Fund                                       7/2/87                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Michigan Tax-Exempt Fund                                            7/2/87                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Minnesota Tax-Exempt Fund                                          8/18/86                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  New York Tax-Exempt Fund                                           8/18/86                                                  No
------------------------------------------------------------------------------------------------------------------------------------
  Ohio Tax-Exempt Fund                                                7/2/87                                                  No
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION SERIES, INC.(3)                 10/9/84                       Corporation         MN         9/30
------------------------------------------------------------------------------------------------------------------------------------
  Strategic Allocation Fund(5)                                       1/23/85                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY SERIES, INC.                                1/24/84                       Corporation         MN         3/31
------------------------------------------------------------------------------------------------------------------------------------
  Equity Value Fund                                                  5/14/84                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Fund                                              1/24/01                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Small Cap Advantage Fund                                            5/4/99                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME SERIES, INC.(3)             12/21/78, 6/13/86(1)                 Corporation        NV/MN      11/30
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Exempt High Income Fund(5)                                      5/7/79                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET SERIES, INC.           2/29/80, 6/13/86(1)                 Corporation        NV/MN      12/31
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Exempt Money Market Fund(5)                                     8/5/80                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT SERIES, INC.                        9/30/76, 6/13/86(1)                 Corporation        NV/MN      11/30
------------------------------------------------------------------------------------------------------------------------------------
  Intermediate Tax-Exempt Fund                                      11/13/96                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------
  Tax-Exempt Bond Fund                                              11/24/76                                                 Yes
------------------------------------------------------------------------------------------------------------------------------------


(1)   Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

(4) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.

(5) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

(6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

(7) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.


BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 98 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.


                             TABLE 10. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS


------------------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD WITH
                                    FUNDS AND LENGTH         PRINCIPAL OCCUPATION                OTHER               COMMITTEE
  NAME, ADDRESS, AGE                   OF SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz                     Board member         Chief Justice, Minnesota                                Investment Review,
901 S. Marquette Ave.              since 2006           Supreme Court, 1998-2005                                Joint Audit
Minneapolis, MN  55402
Age 51
------------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson                    Board member         Chair, Board Services                                   Contracts,
901 S. Marquette Ave.              since 1999           Corporation (provides                                   Executive,
Minneapolis, MN 55402                                   administrative services to                              Investment Review,
Age 71                                                  boards); former Governor                                Board Effectiveness
                                                        of Minnesota
------------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn                  Board member         Trustee Professor of Economics                          Contracts,
901 S. Marquette Ave.              since 2004           and Management, Bentley                                 Investment Review
Minneapolis, MN 55402                                   College; former Dean, McCallum
Age 55                                                  Graduate School of Business,
                                                        Bentley College
------------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                      Board member         Attorney and Consultant                                 Joint Audit,
901 S. Marquette Ave.              since 1985                                                                   Board Effectiveness,
Minneapolis, MN 55402                                                                                           Executive,
Age 71                                                                                                          Investment Review
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind                    Board member         Former Managing Director,        American Progressive   Joint Audit, Board
901 S. Marquette Ave.              since 2005           Shikiar Asset Management         Insurance              Effectiveness,
Minneapolis, MN  55402                                                                                          Investment Review
Age 70
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.              Board member         President Emeritus and           Valmont Industries,    Contracts,
901 S. Marquette Ave.              since 2002           Professor of Economics,          Inc. (manufactures     Investment Review,
Minneapolis, MN 55402                                   Carleton College                 irrigation systems)    Executive,
Age 67                                                                                                          Board Effectiveness
------------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia             Board member         Director, Enterprise Asset       Strategic              Contracts,
901 S. Marquette Ave.              since 2004           Management, Inc.                 Distribution, Inc.     Executive,
Minneapolis, MN 55402                                   (private real estate and asset   (transportation,       Investment Review
Age 53                                                  management company)              distribution and
                                                                                         logistics
                                                                                         consultants)
------------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor                     Board member         President and Chief Executive                           Joint Audit,
901 S. Marquette Ave.              since 2006           Officer, SBLI USA Mutual Life                           Investment Review
Minneapolis, MN  55402                                  Insurance Company, Inc. since
Age 52                                                  1999
------------------------------------------------------------------------------------------------------------------------------------
Alan K. Simpson                    Board member         Former three-term                                       Joint Audit,
1201 Sunshine Ave.                 since 1997           United States Senator for                               Executive,
Cody, WY 82414                                          Wyoming                                                 Investment Review,
Age 74                                                                                                          Board Effectiveness
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD WITH
                                    FUNDS AND LENGTH         PRINCIPAL OCCUPATION                OTHER               COMMITTEE
       NAME, ADDRESS, AGE              OF SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby               Board member         Chief Executive Officer,         Hybridon, Inc.         Investment Review,
901 S. Marquette Ave.              since 2002           RiboNovix, Inc. since 2003       (biotechnology);       Contracts
Minneapolis, MN 55402                                   (biotechnology); former          American Healthways,
Age 62                                                  President, Forester Biotech      Inc. (health
                                                                                         management programs)
------------------------------------------------------------------------------------------------------------------------------------


BOARD MEMBERS AFFILIATED WITH RIVERSOURCE INVESTMENTS*


------------------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD WITH
                                    FUNDS AND LENGTH         PRINCIPAL OCCUPATION                OTHER               COMMITTEE
       NAME, ADDRESS, AGE              OF SERVICE           DURING PAST FIVE YEARS           DIRECTORSHIPS          MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------------
William F. Truscott                Board member         President - U.S. Asset                                  Investment
53600 Ameriprise Financial Center  since 2001,          Management and Chief                                    Review
Minneapolis, MN 55474              Vice President       Investment Officer, Ameriprise
Age 45                             since 2002           Financial, Inc. and President,
                                                        Chairman of the Board and
                                                        Chief Investment Officer,
                                                        RiverSource Investments, LLC
                                                        since 2005; Senior Vice
                                                        President - Chief Investment
                                                        Officer, Ameriprise Financial,
                                                        Inc. and Chairman of the Board
                                                        and Chief Investment Officer,
                                                        RiverSource Investments, LLC,
                                                        2001-2005
------------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:

                             TABLE 11. FUND OFFICERS


--------------------------------------------------------------------------------------------------------------
                                    POSITION HELD
                                   WITH FUNDS AND                       PRINCIPAL OCCUPATION
        NAME, ADDRESS, AGE        LENGTH OF SERVICE                    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                    Treasurer          Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center   since 2002         Financial, Inc., since 2002; Vice President - Finance,
Minneapolis, MN 55474                                American Express Company, 2000-2002
Age 50
--------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                Vice President     Senior Vice President - Fixed Income, Ameriprise
172 Ameriprise Financial Center   since 2004         Financial, Inc. since 2002 and Senior Vice President -
Minneapolis, MN  55474                               Fixed Income, RiverSource Investments, LLC since 2004;
Age 42                                               Managing Director, Zurich Global Assets, 2001-2002
--------------------------------------------------------------------------------------------------------------
Paula R. Meyer                    President          Senior Vice President - Mutual Funds, Ameriprise
596 Ameriprise Financial Center   since 2002         Financial, Inc. since 2002 and Senior Vice President,
Minneapolis, MN 55474                                RiverSource Investments, LLC since 2004; Vice President
Age 52                                               and Managing Director - American Express Funds,
                                                     Ameriprise Financial, Inc. 2000-2002
--------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                     Vice President,    President of Board Services Corporation
901 S. Marquette Ave.             General Counsel,
Minneapolis, MN 55402             and Secretary
Age 67                            since 1978
--------------------------------------------------------------------------------------------------------------
Beth E. Weimer                    Chief Compliance   Vice President and Chief Compliance Officer, Ameriprise
172 Ameriprise Financial Center   Officer since      Financial, Inc. since 2001 and Chief Compliance Officer,
Minneapolis, MN 55474             2004               RiverSource Investments, LLC since 2005; Vice President
Age 53                                               and Chief Compliance Officer - Asset Management and
                                                     Insurance, Ameriprise Financial Services, Inc. since 2001
--------------------------------------------------------------------------------------------------------------

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT


The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.


SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent registered public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent registered public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.


Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.


Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

BOARD MEMBER HOLDINGS

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member.

                   TABLE 12. BOARD MEMBER HOLDINGS - ALL FUNDS

Based on net asset values as of Dec. 31, 2005


---------------------------------------------------------------------------
                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
     BOARD MEMBER*                 FUNDS OVERSEEN BY BOARD MEMBER
---------------------------------------------------------------------------
Arne H. Carlson                            Over $100,000
---------------------------------------------------------------------------
Patricia M. Flynn                       $50,001 - $100,000**
---------------------------------------------------------------------------
Anne P. Jones                              Over $100,000
---------------------------------------------------------------------------
Jeffrey Laikind                                 None
---------------------------------------------------------------------------
Stephen R. Lewis, Jr.                     Over $100,000**
---------------------------------------------------------------------------
Catherine James Paglia                   $50,001 - $100,000
---------------------------------------------------------------------------
Alan K. Simpson                          $50,001 - $100,000
---------------------------------------------------------------------------
Alison Taunton-Rigby                       Over $100,000
---------------------------------------------------------------------------
William F. Truscott                        Over $100,000
---------------------------------------------------------------------------

* Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005, and therefore are not included in the table.

**    Includes compensation invested in share equivalents.

COMPENSATION OF BOARD MEMBERS

The funds pay no fees or expenses to Board members until the assets of the fund reach $20 million.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report will be audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


                                                               S-6500-3 A (4/06)


PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation dated Nov. 10, 1988, filed electronically as Exhibit No. 1 to Post-Effective Amendment No. 42 to Registration Statement No. 2-28529, are incorporated by reference.

(a)(2)   Articles of Amendment to the Articles of Incorporation dated
         June 16, 1999, are incorporated by reference to Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 65 filed on or about Sept. 26, 2001.

(a)(3) Articles of Amendment to the Articles of Incorporation for AXP New Dimensions Fund, Inc. dated Nov. 14, 2002 are incorporated by reference to Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 68 filed on or about Sept. 25, 2003.

(b)      By-Laws of AXP New Dimensions Fund, Inc. as amended January 11, 2001,
         are   incorporated   by  reference  to  Exhibit  (b)  to  Registrant's
         Post-Effective Amendment No. 65 filed on or about Sept. 26, 2001.

(c) Stock certificate, filed as Exhibit 3 to Registrant's Amendment Number One to Registration Statement No. 2-28529 dated July 8, 1968, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of RiverSource Disciplined Small Cap Value Fund, and RiverSource Investments, LLC, dated Jan. 12, 2006, filed electronically or or about Feb. 3, 2006 as Exhibit(d)(3) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(d)(2) Form of Investment Management Services Agreement, amended and restated, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-28529.

(e) Distribution Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit(e) of AXP Fixed Income Series, Inc., Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Trust Company filed electronically on or about Oct. 27, 2005 as Exhibit(g)(1) to AXP Variable Portfolio - Investment Series, Inc. Post-Effective Amendment No. 57 to Registration Statement No. 2-73115 is incorporated by reference.

(g)(2) Amendment, dated Jan. 12, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(2) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(g)(3) Amendment, dated Jan. 13, 2006, to Custodian Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(g)(3) to Registrant's Post-Effective Amendment No. 74 to Registrantion Statement No. 2-28529 is incorporated by reference.

(g)(4) Amendment, dated March 17, 2006, to Custodian Agreement, dated Oct. 1, 2005, is filed electronically herewith as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-28529.

(g)(5) Form of Custodian Agreement, amended and restated, between Registrant and Ameriprise Trust Company filed electronically on or about April 21, 2006 as Exhibit (g)(1) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(g)(6) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(7) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(8) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(9) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(10) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Board Services Agreement, dated Jan. 11, 2006, between RiverSource Funds and Board Services Corporation filed electronically on or about March 29, 2006 as Exhibit (h)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 35 to Registration Statement No. 33-30770 is incorporated by reference.

(h)(2) Administrative Services Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Oct. 27, 2005 as Exhbit(h)(1) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(3) Amendment, dated Jan. 12, 2006, to Administrative Services Agreement, dated Oct. 1, 2005 filed electronically on or about Feb. 3, 2006 as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(4) Form of Administrative Services Agreement, amended and restated, between Registrant and Ameriprise Financial, Inc. filed electronically on or about April 21, 2006 as Exhibit (h)(1) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement, dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhbit(h)(4) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(6) Amendment, dated Jan. 12, 2006, to Class Y Shareholder Service Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(4) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(7) Form of Class Y Shareholder Service Agreement, amended and restated, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about April 21, 2006 as Exhibit (h)(3) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(8) Transfer Agency Agreement, dated Oct. 1, 2005, between Registrant and RiverSource Service Corporation filed electronically on or about Oct. 27, 2005 as Exhbit(h)(6) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(9) Amendment, dated Jan. 12, 2006, to Transfer Agency Agreement, dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(h)(6) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(10) Form of Transfer Agency Agreement, amended and restated, between Registrant and RiverSource Service Corporation filed electronically on or about April 21, 2006 as Exhibit (h)(2) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(11) Plan and Agreement of Merger dated April 10, 1986, filed electronically as Exhibit No. 9 to Post-Effective Amendment No. 38 to Registration Statement No. 2-28529, is incorporated by reference.

(h)(12) Agreement and Plan of Reorganization dated March 10, 2000 between Strategist Growth Fund, Inc. on behalf of Strategist Growth Trends Fund and AXP New Dimensions Fund, filed electronically on or about September 27, 2000 as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(13) Agreement and Plan of Reorganization, dated Jan. 8, 2004, between AXP Dimensions Series, Inc., on behalf of AXP Growth Dimensions Fund, AXP Dimensions Series, Inc., on behalf of AXP New Dimensions Fund, and American Express Financial Corporation filed electronically on or about Sept. 27, 2004 as Exhibit (h)(7) to Post-Effective Amendment No. 70 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(14) Master Fee Cap/Fee Waiver Agreement dated, Oct. 1, 2005, as amended April 17, 2006 between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, Ameriprise Financial Services, Inc. and the RiverSource Funds filed electronically on or about April 21, 2006, as Exhibit(h)(7) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(h)(15) License Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc. and the RiverSource Funds filed electronically on or about Oct. 27, 2005 as Exhibit (h)(7) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(16) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(17) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(h)(18) Form of License Agreement, amended and restated, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about April 21, 2006 as Exhibit (h)(4) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Consent of Independent Registered Public Accounting Firm: Not
         Applicable.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution (for Class A and Class B Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (m)(1) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(m)(2) Amendment, dated Jan. 12, 2006, to Plan and Agreement of Distribution (for Class A and Class B shares), dated. Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit(m)(2) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-28529 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about Oct. 27, 2005 as Exhibit (m)(2) to AXP Fixed Income Series, Inc. Post-Effective Amendment No. 59 to Registration Statement No. 2-51586 is incorporated by reference.

(m)(4) Amendment, dated Jan. 12, 2006, to Plan and Agreement of Distribution (for Class C Shares), dated Oct. 1, 2005, filed electronically on or about Feb. 3, 2006 as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 74 to Registration Statement No. 2-285297 is incorporated by reference.

(m)(5) Form of Plan and Agreement of Distribution, amended and restated, between Registrant and Ameriprise Financial Services, Inc. filed electronically on or about April 21, 2006 as Exhibit (m) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(n)(1) Form of Rule 18f - 3 Plan, amended and restated, filed electronically on or about April 21, 2006 as Exhibit (n) to RiverSource Retirement Series Trust Pre-Effective Amendment No. 1 to Registration Statement No. 333-131683 is incorporated by reference.

(n)(2) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated Oct. 26, 2005, filed electronically on or about Nov. 22, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 100 to Registration Statement No. 2-13188 is incorporated by reference.

(q)(1) Directors'/Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated April 12, 2006 filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-28529.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 9, 2002, filed electronically as Exhibit
         (q)(2) to Registrant's Post-Effective Amendment No. 66, filed on or about September 25, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement dated January 9, 2002, filed electronically as Exhibit
         (q)(4) to Registrant's Post-Effective Amendment No. 66, filed on or about September 25, 2002, is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.        Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                 Other company(s)                   Address*                     Title within other
                                                                                               company(s)
-------------------------      -----------------------            -------------------------    -----------------------
Gumer C. Alvero                American Centurion Life            20 Madison Ave. Extension    Director and Vice President -
Vice President - General       Assurance Company                  P.O. Box 5555                Annuities
Manager Annuities                                                 Albany, NY 12205-0555

                               American Enterprise Life                                        President and Director
                               Insurance Company

                               American Enterprise                                             President
                               REO 1, LLC

                               Ameriprise Financial                                            Vice President - General Manager
                               Services, Inc.                                                  Annuities

                               American Express Insurance                                      Director and Vice President
                               Agency of Alabama Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director and Vice President
                               Agency of Wyoming Inc.

                               American Partners Life             1751 Ameriprise              Director and President
                               Insurance Company                  Financial Center
                                                                  Minneapolis MN 55474

                               IDS Life Insurance Company                                      Director and Executive Vice
                                                                                               President - Annuities

                               IDS Life Insurance Company         P.O. Box 5144                Director and Vice President -
                               of New York                        Albany, NY 12205             Annuities

Neysa M. Alecu                 Advisory Capital Partners LLC                                   Anti-Money Laundering
Anti-Money Laundering                                                                          Officer
Officer
                               Advisory Capital Strategies                                     Anti-Money Laundering
                               Group Inc.                                                      Officer

                               Advisory Convertible Arbitrage                                  Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life Insurance                              Anti-Money Laundering
                               Company                                                         Officer

                               American Enterprise                                             Anti-Money Laundering
                               Investment Services, Inc.                                       Officer

                               American Enterprise REO 1 LLC                                   Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Anti-Money Laundering
                               International, Inc.                                             Officer

                               Ameriprise Certificate Company                                  Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Anti-Money Laundering
                               Inc.                                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Alabama Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Arizona Inc.                                          Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Idaho Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Maryland Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Massachusetts Inc.                                    Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Nevada Inc.                                           Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of New Mexico Inc.                                       Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Oklahoma Inc.                                         Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Texas Inc.                                            Officer

                               American Express Insurance                                      Anti-Money Laundering
                               Agency of Wyoming Inc.                                          Officer

                               American Partners Life                                          Anti-Money Laundering
                               Insurance Company                                               Officer

                               Ameriprise Auto & Home Insurance                                Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Boston Equity General                                           Anti-Money Laundering
                               Partner LLC                                                     Officer

                               IDS Capital Holdings Inc.                                       Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Anti-Money Laundering
                                                                                               Officer

Abu M. Arif
Vice President - Marketing Strategy
and Retail Retirement

Ward D. Armstrong              Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Retirement Services and
Retirement Services                                                                            Asset Management Group
and Asset Management Group
                               RiverSource                                                     Director and Senior Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Chairman of
                               Company                                                         the Board

                               Kenwood Capital Management LLC                                  Manager

                               American Express Asset                                          Director
                               Management International Inc.

John M. Baker                  Ameriprise Financial                                            Vice President - Chief Client
Vice President - Plan Sponsor  Services Inc.                                                   Service Officer
Services
                               RiverSource                                                     Vice President
                               Investments, LLC

                               Ameriprise Trust                                                Director and Senior Vice President
                               Company

Timothy V. Bechtold            American Centurion Life            20 Madison Ave. Extension    Director, President and Chief
Vice President -               Assurance Company                  P.O. Box 5555                Executive Officer
Insurance Products                                                Albany, NY 12205-0555
                               American Enterprise Life                                        Director
                               Insurance Company

                               Ameriprise Financial                                            Vice President - Insurance
                               Services Inc.                                                   Products

                               American Express Insurance                                      Director, President and Chief
                               Agency of Alabama Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Arizona Inc.                                          Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Idaho Inc.                                            Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Maryland Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Massachusetts Inc.                                    Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Nevada Inc.                                           Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of New Mexico Inc.                                       Executive Officer

                               American Express Insurance                                      Director and President and Chief
                               Agency of Oklahoma Inc.                                         Executive Officer

                               American Express Insurance                                      Director, President and Chief
                               Agency of Wyoming Inc.                                          Executive Officer

                               American Partners Life                                          Director and Vice President -
                               Insurance Company                                               Insurance Products

                               IDS Life Insurance Company                                      Director and President

                               IDS Life Insurance Company         P.O. Box 5144                Director, President and Chief
                               of New York                        Albany, NY 12205             Executive Officer

                               IDS REO 1, LLC                                                  President

                               IDS REO 2, LLC                                                  President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman               American Enterprise Life                                        Director
Senior Vice President and      Insurance Company
Treasurer
                               Ameriprise Financial                                            Senior Vice President
                               Services Inc.                                                   and Treasurer

                               American Partners Life                                          Director
                               Insurance Company

                               IDS Life Insurance                                              Director
                               Company

Walter S. Berman               Advisory Capital Partners LLC                                   Treasurer
Executive Vice President
and Chief Financial            Advisory Capital Strategies                                     Treasurer
Officer                        Group Inc.

                               Advisory Convertible Arbitrage                                  Treasurer
                               LLC

                               Advisory Select LLC                                             Treasurer

                               American Centurion Life                                         Vice President and Treasurer
                               Assurance Company

                               American Enterprise Life                                        Vice President and Treasurer
                               Insurance Company

                               American Enterprise REO 1, LLC                                  Treasurer

                               RiverSource Investments, LLC                                    Treasurer

                               American Express Asset Management                               Treasurer
                               International, Inc.

                               Ameriprise Certificate Company                                  Treasurer

                               RiverSource Service Corporation                                 Treasurer

                               RiverSource Tax Advantaged                                      Treasurer
                               Investments, Inc.

                               Ameriprise Financial                                            Director
                               Services Inc.

                               American Express                                                Vice President and Treasurer
                               Financial Advisors Services
                               Japan Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Alabama Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Arizona Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Idaho Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Maryland Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Nevada Inc.

                               American Express Insurance                                      Treasurer
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Treasurer
                               Agency of Wyoming Inc.

                               American Partners Life                                          Vice President and Treasurer
                               Insurance Company

                               AMEX Assurance Company                                          Treasurer

                               Boston Equity General                                           Treasurer
                               Partner LLC

                               IDS Cable Corporation                                           Treasurer

                               IDS Cable II Corporation                                        Treasurer

                               IDS Capital Holdings Inc.                                       Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer

                               IDS Life Insurance Company                                      Vice President and Treasurer
                               of New York

                               IDS Management Corporation                                      Treasurer

                               IDS Partnership Services                                        Treasurer
                               Corporation

                               IDS Property Casualty                                           Treasurer
                               Insurance Company

                               IDS Realty Corporation                                          Treasurer

                               IDS REO 1, LLC                                                  Treasurer

                               IDS REO 2, LLC                                                  Treasurer

                               Investors Syndicate                                             Vice President and Treasurer
                               Development Corp.

                               Kenwood Capital                                                 Treasurer
                               Management LLC

Robert C. Bloomer              Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Leslie H. Bodell               Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

Randy L. Boser                 Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Business Development
Business Development
                               IDS Life Insurance Company                                      Assistant Vice President

Uzma S. Burki                  Ameriprise Financial                                            Vice President - Organizational
Vice President -               Services Inc.                                                   Talent Development
Organizational &
Talent Development

Michael G. Burton
Vice President and Chief
Counsel - Regulatory
Affairs

Richard N. Bush                Advisory Capital Partners LLC                                   Senior Vice President - Corporate Tax
Senior Vice President -
Corporate Tax
                               Advisory Capital Strategies                                     Senior Vice President - Corporate Tax
                               Group Inc.

                               Advisory Convertible Arbitrage                                  Senior Vice President - Corporate Tax
                               LLC

                               American Centurion Life                                         Senior Vice President - Corporate Tax
                               Assurance Company

                               American Enterprise Investment                                  Senior Vice President - Corporate Tax
                               Services Inc

                               American Enterprise Life                                        Senior Vice President - Corporate Tax
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Senior Vice President - Corporate Tax

                               American Express Asset                                          Senior Vice President - Corporate Tax
                               Management International Inc

                               American Express Financial                                      Senior Vice President - Corporate Tax
                               Advisors Japan Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Alabama Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Arizona Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Idaho Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Maryland Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Nevada Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of New Mexico Inc

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Senior Vice President - Corporate Tax
                               Agency of Wyoming Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Kentucky Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Maryland Inc.

                               American Express Property                                       Senior Vice President - Corporate Tax
                               Casualty Insurance Agency of
                               Pennsylvania Inc.

                               American Partners Life                                          Senior Vice President - Corporate Tax
                               Insurance Company

                               Ameriprise Financial Services                                   Senior Vice President - Corporate Tax
                               Inc.

                               AMEX Assurance Company                                          Senior Vice President - Corporate Tax

                               Boston Equity General Partner LLC                               Senior Vice President - Corporate Tax

                               IDS Cable Corporation                                           Senior Vice President - Corporate Tax

                               IDS Cable II Corporation                                        Senior Vice President - Corporate Tax

                               IDS Capital Holdings Inc.                                       Senior Vice President - Corporate Tax

                               IDS Futures Corporation                                         Senior Vice President - Corporate Tax

                               IDS Life Insurance Company                                      Senior Vice President - Corporate Tax

                               IDS Life Insurance Company of                                   Senior Vice President - Corporate Tax
                               New York

                               IDS Management Corporation                                      Senior Vice President - Corporate Tax

                               IDS Property Casualty Insurance                                 Senior Vice President - Corporate Tax
                               Company

                               IDS Realty Corporation                                          Senior Vice President - Corporate Tax

                               IDS REO 1 LLC                                                   Senior Vice President - Corporate Tax

                               IDS REO 2 LLC                                                   Senior Vice President - Corporate Tax

                               RiverSource Investments LLC                                     Senior Vice President - Corporate Tax

                               RiverSource Service Corporation                                 Senior Vice President - Corporate Tax

                               Riversource Tax Advantaged                                      Senior Vice President - Corporate Tax
                               Investments Inc.

Kenneth J. Ciak                AMEX Assurance Company                                          Director, President and Chief
Vice President and General                                                                     Executive Officer
Manager - IDS Property
Casualty                       Ameriprise Financial                                            Vice President and General
                               Services Inc.                                                   Manager - IDS Property
                                                                                               Casualty

                               Ameriprise Insurance Company                                    Director

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Kentucky Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Maryland Inc.

                               Ameriprise Auto & Home                                          Director, President and Chief
                               Insurance                                                       Executive Officer
                               of Pennsylvania Inc.

                               IDS Property Casualty              1 WEG Blvd.                  Director, President and Chief
                               Insurance Company                  DePere, WI 54115             Executive Officer

Paul A. Connolly               Ameriprise Financial                                            Vice President - RL HR/US Retail
Vice President - Retail        Services Inc.
Distribution Services

James M. Cracchiolo            Ameriprise Financial                                            Director, Chairman of the Board,
Director, Chairman of          Services Inc.                                                   and Chief Executive Officer
the Board, Chief Executive
Officer, and President         Threadneedle Asset                                              Director and Chairman of the Board
                               Management Holdings LTD

Colleen Curran                 Ameriprise Financial                                            Vice President and
Vice President and Assistant   Services Inc.                                                   Assistant General Counsel
General Counsel

Luz Maria Davis                Ameriprise Financial                                            Vice President - Employee
Vice President -               Services Inc.                                                   Communications
Communications

Paul James Dolan               Ameriprise Financial                                            Vice President - CAO Product Sales
Vice President -               Services Inc.
CAO Product Sales
                               RiverSource Distributors Inc.                                   Chief Administrative Officer

William V. Elliott             Ameriprise Financial                                            Vice President - Financial
Vice President - Financial     Services Inc.                                                   Planning and Advice
Planning and Advice

William J. Emptage            Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic    Services Inc.                                                   Planning
Planning

Benjamin R. Field              Ameriprise Financial                                            Vice President - Finance Education &
Vice President - Finance       Services Inc.                                                   Planning Services
Education & Planning
Services

Gordon M. Fines                RiverSource Investments, LLC                                    Vice President - Senior Portfolio
Vice President - Financial                                                                     Manager
Education & Planning
Services                       Ameriprise Financial                                            Vice President - Senior
                               Services Inc.                                                   Portfolio Manager I

Giunero Floro                  Ameriprise Financial Services                                   Vice President - Creative Services
Vice President - Creative      Inc.
Services

Terrence J. Flynn              Ameriprise Financial Services Inc.                              Vice President - Brokerage &
Vice President - Brokerage &                                                                   Clearing Operations
Clearing Operations
                               American Enterprise                                             President and Chief Executive Officer
                               Investment Services Inc.

                               RiverSource                                                     Director and Senior Vice President -
                               Service Corporation                                             Clearing Operations

Jeffrey P. Fox                 Ameriprise Financial                                            Vice President - Investment
Vice President -               Services Inc.                                                   Accounting
Investment Accounting
                               RiverSource Distributors Inc.                                   Chief Financial Officer

Laura C. Gagnon                Ameriprise Financial Services Inc.                              Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                Advisory Capital Strategies                                     Director, President, Chief Operating
Vice President - Investment    Group Inc.                                                      Officer and Chief Compliance Officer
Administration
                               Advisory Capital Partners LLC                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer
                               Advisory Convertible
                               Arbitrage LLC                                                   President, Chief Operating Officer
                                                                                               and Chief Compliance Officer

                               Advisory Select LLC                                             Vice President and Chief
                                                                                               Compliance Officer

                               Ameriprise Financial                                            Vice President - CAO
                               Services Inc.                                                   Investment Management

                               RiverSource Investments, LLC                                    Senior Vice President, Chief
                                                                                               Operating Officer and Assistant
                                                                                               Treasurer

                               American Express Asset                                          Assistant Treasurer
                               Management International, Inc.

                               Boston Equity General                                           President, Chief Operating Officer
                               Partner LLC                                                     and Chief Compliance Officer

                               Kenwood Capital Management LLC                                  Manager

                               IDS Capital Holdings Inc.                                       Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                   RiverSource                                                     Director
Vice President - New           Service Corporation
Business and Service
                               Ameriprise Financial                                            Vice President - New
                               Services Inc.                                                   Business and Service

                               American Express Insurance                                      Vice President
                               Agency of Massachusetts Inc.

Ira D. Hall
Director

Teresa A. Hanratty             Ameriprise Financial                                            Senior Vice
Senior Vice President -        Services Inc.                                                   President - Field
Field Management                                                                               Management

Janis K. Heaney                Ameriprise Financial                                            Vice President - Incentive
Vice President - Incentive     Services Inc.                                                   Management
Management

Brian M. Heath                 Ameriprise Financial                                            Director and President -
President - U.S.               Services Inc.                                                   U.S. Advisor Group
Advisor Group

Nancy R. Hughes                American Centurion Life                                         Assistant Vice President
Assistant Vice President       Assurance Company

                               American Enterprise Life                                        Assistant Vice President
                               Insurance Company

                               American Enterprise REO 1 LLC                                   Assistant Vice President

                               Ameriprise Certificate                                          Assistant Vice President
                               Company

                               American Partners Life                                          Assistant Vice President
                               Insurance Company

                               IDS Life Insurance Company                                      Assistant Vice President

                               IDS Life Insurance Company                                      Assistant Vice President
                               of New York

                               IDS REO 1 LLC                                                   Assistant Vice President

                               IDS REO 2 LLC                                                   Assistant Vice President

Kelli A. Hunter                Ameriprise Financial                                            Executive Vice President -
Executive Vice President -     Services Inc.                                                   Human Resources
Human Resources

Debra A. Hutchinson            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

James M. Jensen                Ameriprise Financial                                            Vice President - Compensation
Vice President - Advice and    Services Inc.                                                   and Licensing Services
Retail Distribution Group,
Product, Compensation and      American Express Insurance                                      Director, Vice President
Field Administration           Agency of Alabama Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Arizona Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Idaho Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Maryland Inc.

                               American Express Insurance                                      Director
                               Agency of Massachusetts Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Nevada Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of New Mexico Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Oklahoma Inc.

                               American Express Insurance                                      Director, Vice President
                               Agency of Wyoming Inc.

Amy K. Johnson
Vice President - Operations
and Compliance

Paul R. Johnston               Ameriprise Financial                                            Secretary
Assistant Secretary            Services Inc.

                               American Express Property Casualty Insurance                    Secretary
                               Agency of Maryland Inc.

                               Ameriprise Auto & Home                                          Secretary
                               Insurance Agency Inc.

                               Ameriprise Insurance Company                                    Vice President, General Counsel,
                                                                                               Secretary, Director

                               American Partners Life                                          Assistant General Counsel
                               Insurance Company                                               and Secretary

                               AMEX Assurance Company                                          Director, General Counsel and
                                                                                               Secretary

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Kentucky

                               American Express Property                                       Secretary
                               Casualty Insurance Agency of Pennsylvania


                               IDS Cable Corporation                                           Vice President

                               IDS Cable II Corporation                                        Vice President

                               IDS Partnership Services                                        Vice President and Secretary
                               Corporation

                               IDS Property Casualty                                           Director, Vice President,
                               Insurance Company                                               General Counsel and Secretary

                               IDS Realty Corporation                                          Vice President

Nancy E. Jones                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Marketing
Marketing

William A. Jones               Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

John C. Junek                  Ameriprise Financial                                            Senior Vice President and
Executive Vice President and   Services Inc.                                                   General Counsel
General Counsel

Ora J. Kaine                   Ameriprise Financial                                            Vice President - Retail
Vice President - Retail        Services Inc.                                                   Distribution Services
Distribution Services

Michelle M. Keeley             AMEX Assurance Company                                          Vice President-Investments
Senior Vice President -
Fixed Income                   American Centurion Life                                         Vice President-Investments
                               Assurance Company

                               American Enterprise Life                                        Vice President-Investments
                               Insurance Company

                               RiverSource                                                     Director and Senior Vice
                               Investments, LLC                                                President - Fixed Income

                               American Express                                                Director
                               Asset Management
                               International Inc.

                               Ameriprise                                                      Vice President-Investments
                               Certificate Company

                               Ameriprise Insurance Company                                    Vice President-Investments

                               IDS Property Casualty Insurance Company                         Vice President-Investments

                               Ameriprise Financial                                            Senior Vice President-Fixed Income
                               Services Inc.

                               American Partners Life                                          Vice President-Investments
                               Insurance Company

                               IDS Life Insurance Company                                      Vice President-Investments

                               IDS Life Insurance Company                                      Vice President-Investments
                               of New York

                               Kenwood Capital Management LLC                                  Manager

Claire Kolmodin                Ameriprise Financial                                            Vice President - Strategic
Vice President - Strategic     Services Inc.                                                   Initiatives
Initiatives

Lori J. Larson                 Ameriprise Financial                                            Vice President - Advisor
Vice President - Advisor       Services Inc.                                                   Field Force Growth &
Field Force Growth &                                                                           Retention
Retention

Daniel E. Laufenberg           Ameriprise Financial                                            Vice President - Chief U.S.
Vice President -               Services Inc.                                                   Economist
Chief U.S. Economist

Jane W. Lee                    Ameriprise Financial                                            Vice President - General
Vice President - General       Services Inc.                                                   Manager Platinum Active
Manager Platinum Active                                                                        Financial Services
Financial Services

W. Walker Lewis
Director

Catherine M. Libbe             Ameriprise Financial                                            Vice President - Marketing &
Vice President -               Services Inc.                                                   Product Retirement Services
Marketing & Product
Retirement Services

Diane D. Lyngstad              Ameriprise Financial                                            Chief Financial Officer and Vice
Vice President - Comp &        Services Inc.                                                   President - Comp & Licensing
Licensing Services                                                                             Services

                               RiverSource                                                     Director, Vice President and
                               Service Corporation                                             Chief Financial Officer

Andrew J. MacMillan            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Corporate Communications
Corporate Communications                                                                       & Government Affairs
& Government Affairs

Siri S. Marshall
Director

Timothy J. Masek               Ameriprise Financial                                            Vice President - Fixed Income
Vice President - Fixed         Services Inc.                                                   Research
Income Research

Brian J. McGrane               Ameriprise Financial                                            Vice President and Lead Financial
Senior Vice President and      Services Inc.                                                   Officer Finance
Lead Financial Officer
                               Advisory Capital Partners LLC                                   Vice President and Chief Financial
                                                                                               Officer

                               Advisory Capital                                                Vice President and Chief Financial
                               Strategies Group Inc.                                           Officer

                               Advisory Convertible                                            Vice President and Chief Financial
                               Arbitrage LLC                                                   Officer

                               Advisory Select LLC                                             Vice President and Chief Financial
                                                                                               Officer

                               American Enterprise Life                                        Director, Executive Vice President
                               Life Insurance Company                                          and Chief Financial Officer

                               RiverSource                                                     Vice President and Chief Financial
                               Investments, LLC                                                Officer

                               American Express Asset                                          Vice President and Chief Financial
                               Management International Inc.                                   Officer

                               Ameriprise                                                      Vice President and Chief Financial
                               Certificate Company                                             Officer

                               Ameriprise Trust Company                                        Director

                               Boston Equity General                                           Vice President and Chief Financial
                               Partner LLC                                                     Officer

                               IDS Life Insurance Company                                      Director, Executive Vice President
                                                                                               and Chief Financial Officer

Sarah M. McKenzie              Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Managed and Brokerage Products
Managed and Brokerage
Products                       Ameriprise Enterprise Investment                                Director
                               Services Inc.

Penny J. Meier                 Ameriprise Financial                                            Vice President - Business
Vice President - Business      Services Inc.                                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                 Ameriprise Financial                                            Senior Vice President and General
Senior Vice President          Services Inc.                                                   Manager - Mutual Funds
- Mutual Funds
                               Ameriprise Certificate                                          Director, President and
                               Company                                                         Chief Executive Officer

                               American Express                                                Director and President
                               International Deposit
                               Company

                               Ameriprise Trust Company                                        Director

                               Investors Syndicate                                             Director, President and Chief
                               Development Corp.                                               Executive Officer

                               RiverSource Distributors, Inc.                                  Director and Chief Operating Officer

                               RiverSource Investments LLC                                     Senior Vice President

Rebecca A. Nash                Ameriprise Financial                                            Vice President -
Vice President -               Services Inc.                                                   Service Operations
Service Operations
                               Ameriprise Insurance Company                                    Senior Vice President -
                                                                                               Insurance

                               AMEX Assurance Company                                          Vice President -
                                                                                               Insurance

                               IDS Property Casualty                                           Senior Vice President -
                               Insurance Company                                               Insurance

Jeffrey Noddle
Director

Francois B. Odouard            Ameriprise Financial                                            Vice President - Brokerage
Vice President -               Services Inc.
Brokerage

Michael J. O'Keefe             Ameriprise Financial                                            Vice President - Advisory
Vice President - Advisory      Services Inc.                                                   Business Systems
Business Systems

Benji Orr                      Advisory Capital Partners LLC                                   Deputy Anti-Money Laundering
Deputy Anti-Money                                                                              Officer
Laundering
Officer                        Advisory Capital Strategies Group                               Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Advisory Convertible Arbitrage                                  Deputy Anti-Money Laundering
                               LLC                                                             Officer

                               Advisory Select LLC                                             Deputy Anti-Money Laundering
                                                                                               Officer

                               American Enterprise Life                                        Deputy Anti-Money Laundering
                               Insurance Company                                               Officer

                               American Enterprise Investment                                  Deputy Anti-Money Laundering
                               Services Inc                                                    Officer

                               American Enterprise REO 1 LLC                                   Deputy Anti-Money Laundering
                                                                                               Officer

                               American Express Asset Management                               Deputy Anti-Money Laundering
                               International Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Arizona Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Alabama Inc.                                                 Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Idaho Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Maryland Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Massachusetts Inc.                                           Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Nevada Inc.                                                  Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of New Mexico Inc.                                              Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Oklahoma Inc.                                                Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Texas Inc.                                                   Officer

                               American Express Insurance Agency                               Deputy Anti-Money Laundering
                               of Wyoming Inc.                                                 Officer

                               Ameriprise Auto & Home Insurance                                Deputy Anti-Money Laundering
                               Agency Inc.                                                     Officer

                               Ameriprise Certificate Company                                  Deputy Anti-Money Laundering
                                                                                               Officer

                               American Partners Life Insurance Company                        Deputy Anti-Money Laundering
                                                                                               Officer

                               Ameriprise Financial Services,                                  Deputy Anti-Money Laundering
                               Inc.                                                            Officer

                               Boston Equity General Partner LLC                               Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Capital Holdings Inc.                                       Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Life Insurance Company                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               IDS Management Corporation                                      Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Investments, LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Distributors LLC                                    Deputy Anti-Money Laundering
                                                                                               Officer

                               RiverSource Service Corporation                                 Deputy Anti-Money Laundering
                                                                                               Officer

Douglas J. Parish              Ameriprise Financial                                            General Auditor
General Auditor                Services, Inc.

Richard F. Powers III
Director

Glen Salow
Executive Vice President -
Technology and Active
Operations

H. Jay Sarles
Director

Robert F. Sharpe, Jr.
Director

Paul Pearson
Vice President - SPS
and External Products
Active


Scott R. Plummer               American Enterprise Life                                        38a-1 Chief Compliance Officer
Vice President -               Insurance Company
Asset Management
Compliance

                               Ameriprise Certificate                                          Vice President, Secretary, General
                               Company                                                         Counsel

                               American Partners                                               38a-1 Chief Compliance Officer
                               Life Insurance Company

                               IDS Life Insurance Company                                      38a-1 Chief Compliance Officer

                               RiverSource Distributors, Inc.                                  Chief Counsel

Mark A. Riordan                Ameriprise Financial                                            Vice President - Finance
Vice President - Finance       Services Inc.                                                   Emerging Technologies
Emerging Technologies
                               IDS Cable Corporation                                           Director

                               IDS Cable Corporation II                                        Director

Andrew C. Schell               Ameriprise Financial                                            Vice President - Strategy
Vice President - Strategy      Services Inc.                                                   and Planning
and Planning

Mark E. Schwarzmann            American Enterprise Life                                        Director, Chairman of the Board and
President - Insurance &        Insurance Company                                               Chief Executive Officer
Annuities and Product
Distribution                   American Partners Life                                          Director, Chairman of the Board and
                               Insurance Company                                               Chief Executive Officer

                               IDS Life Insurance Company                                      Director, Chairman of the Board and
                                                                                               Chief Executive Officer

                               RiverSource Distributors Inc.                                   Director, President and Chief
                                                                                               Executive Officer

Gary A. Scott                  Ameriprise Financial                                            Vice President - Client Acquisition
Vice President -               Services Inc.                                                   Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Executive Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem           Ameriprise Financial                                            Vice President - Plan Sponsor
Vice President - Plan          Services Inc.                                                   Services
Sponsor Services
                               Ameriprise Trust                                                Vice President
                               Company

Bridget M. Sperl               RiverSource                                                     Director, Chairman of the Board;
Senior Vice President -        Service Corporation                                             President and Chief Executive
Client Service
Organization                   Ameriprise Financial                                            Senior Vice President -
                               Services Inc.                                                   Client Service Organization

                               Ameriprise Insurance Company                                    Director

                               IDS Life Insurance Company                                      Executive Vice President -
                                                                                               Client Service

                               IDS Property Casualty                                           Director
                               Insurance Company

Lisa A. Steffes                Ameriprise Financial                                            Vice President - Marketing
Vice President - Marketing     Services Inc.                                                   Officer Development
Officer Development

                               Ameriprise Insurance Company                                    Director


                               IDS Property Casualty              1 WEG Blvd.                  Director
                               Insurance Company                  DePere, WI 54115

David K. Stewart               American Centurion Life                                         Vice President and Controller
Senior Vice President and      Assurance Company
Controller
                               American Enterprise                                             Treasurer
                               Investment Services Inc.

                               American Enterprise Life                                        Vice President and Controller
                               Insurance Company

                               Ameriprise                                                      Vice President, Controller and
                               Certificate Company                                             Chief Accounting Officer

                               Ameriprise Financial                                            Vice President and Controller
                               Services Inc.

                               American Partners Life                                          Vice President and Controller
                               Insurance Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company

                               IDS Life Insurance                                              Vice President and Controller
                               Company of New York

Jeffrey J. Stremcha            Ameriprise Financial                                            Vice President - Technologies I
Vice President -               Services Inc.
Technologies I

John T. Sweeney                American Enterprise Investment                                  Chief Financial Officer
Vice President - Lead          Services, Inc.
Financial Officer -
Products Group                 Ameriprise Financial                                            Vice President, Lead Financial
                               Services Inc.                                                   Officer - Banking, Brokerage
                                                                                               and Managed Products

                               Ameriprise Insurance Company                                    Director

                               AMEX Assurance Company                                          Director

                               IDS Partnership                                                 Director
                               Services Corporation

                               IDS Property Casualty                                           Director
                               Insurance Company

                               IDS Realty Corporation                                          Director

Joseph E. Sweeney              Ameriprise Financial Services Inc.                              Senior Vice President, General
President - Financial                                                                          Manager - U.S. Brokerage and
Planning, Products and Services                                                                Membership Banking

                               American Enterprise Investment                                  Director
                               Services Inc.

William F. "Ted" Truscott      Advisory Capital Strategies                                     Director
President - U.S. Asset         Group Inc.
Management and Chief
Investment Officer             RiverSource                                                     Director, President and Chairman of
                               Investments, LLC                                                the Board and Chief Investment
                                                                                               Officer

                               American Express Asset                                          Director
                               Management International, Inc.

                               Ameriprise Financial                                            Senior Vice President and
                               Services Inc.                                                   Chief Investment Officer

                               IDS Capital Holdings Inc.                                       Director and President

                               Kenwood Capital Management LLC                                  Manager

                               Threadneedle Asset Management                                   Director
                               Holdings LTD

George F. Tsafaridis           Ameriprise Financial                                            Vice President - Quality & Service
Vice President -               Services Inc.                                                   Support
Quality & Service Support

William H. Turner
Director

Ramanathan Venkataramana       Ameriprise Financial                                            Vice President - Technologies III
Vice President -               Services Inc.
Technologies III

Peter S. Velardi               Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management

Andrew O. Washburn             Ameriprise Financial                                            Vice President - Mutual Fund
Vice President -               Services Inc.                                                   Marketing
Marketing

Beth E. Weimer                 Ameriprise Financial                                            Vice President and Chief
Vice President and             Services Inc.                                                   Compliance Officer -
Chief Compliance Officer                                                                       Asset Management and
                                                                                               Insurance

                               American Centurion Life Assurance Company                       Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               IDS Life Insurance Company of New York                          Chief Compliance Officer - Insurance
                                                                                               Separate Accounts

                               American Express Asset                                          Chief Compliance Officer
                               Management International


                               Kenwood Capital                                                 Chief Compliance Officer
                               Management LLC

                               RiverSource Investments LLC                                     Chief Compliance Officer

                               RiverSource                                                     Chief Compliance Officer
                               Service Corporation

Jeffery A. Williams            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Cross-Sell/Strategic
Cross-Sell/Strategic                                                                           Management
Management
                               American Enterprise Investment Series, Inc.                     Director

William J. Williams            Ameriprise Financial                                            Senior Vice President - Field
Senior Vice President -        Services Inc.                                                   Management
Field
Management

Dianne L. Wilson               Ameriprise Financial                                            Vice President - Insurance
Vice President -               Services Inc.                                                   Operations
Insurance Operations
                               Amex Assurance Company                                          Director and Senior Vice
                                                                                               President

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Kentucky Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Maryland Inc.

                               American Express Property Casualty                              Vice President
                               Insurance Agency
                               of Pennsylvania Inc.

                               Ameriprise Insurance Company                                    Director and Senior Vice President -
                                                                                               Investments

                               IDS Property Casualty Company                                   Director and Senior Vice
                                                                                               President - Insurance

Michael R. Woodward            Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Field Management
Field Management
                               American Centurion Life            20 Madison Ave. Extension    Director
                               Assurance Company                  Albany, NY 12205-0555

                               IDS Life Insurance Company         P.O. Box 5144                Director
                               of New York                        Albany, NY 12205

John R. Woener                 Ameriprise Financial                                            Senior Vice President -
Senior Vice President -        Services Inc.                                                   Strategic Planning and
Strategic Planning and                                                                         Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
          Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
          Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
          International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
          Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
          Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
          Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.;
          AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP
          Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust; Income Trust; Tax-Free Income Trust; World Trust; Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:
         Name and Principal                        Position and Offices with                 Offices with Registrant
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General                  None
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -                   None
                                                   Retirement Services and
                                                   Asset Management Group

         John M. Baker                             Vice President - Chief                    None
                                                   Client Service Officer

         Dudley Barksdale                          Vice President - Service                  None
                                                   Development

         Timothy V. Bechtold                       Vice President -                          None
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer       None

         Walter S. Berman                          Director                                  None

         Robert C. Bloomer                         Vice President - Technologies III         None

         Leslie H. Bodell                          Vice President - Technologies I           None

         Rob Bohli                                 Group Vice President -                    None
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -                    None
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -                    None
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund              None
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational           None
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and                        None
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail          None

         James M. Cracchiolo                       Director, President, Chairman of          None
                                                   the Board and Chief Executive
                                                   Officer

         Colleen Curran                            Vice President and                        None
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee                 None
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -                    None
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -                    None
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial                None
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning       None

         Benjamin R. Field                         Vice President - Finanace                 None
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior                   None
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative                 None
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage &              None
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment               Treasurer
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations       None

         Gary W. Gassmann                          Group Vice President -                    None
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -                    None
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales         None
                                                   Manager External Channel

         Steven Guida                              Vice President -                          None
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -                   None
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Lorraine R. Hart                          Vice President - Fixed Income             None
                                                   Investments Administration
                                                   Officer

         Janis K. Heaney                           Vice President -                          None
                                                   Incentive Management

         Brian M. Heath                            Director, Senior Vice President -         None
         Suite 150                                 Advisor Group
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -                    None
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -                    None
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -                None
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I           None

         Theodore M. Jenkin                        Group Vice President -                    None
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -                          None
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -                    None
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -                    None
                                                   Twin Cities Metro

         Paul R. Johnston                          Secretary

         Nancy E. Jones                            Vice President - Advisor                  None
                                                   Marketing

         William A. Jones                          Vice President - Technologies III         None

         John C. Junek                             Senior Vice President and                 None
                                                   General Counsel

         Ora J. Kaine                              Vice President -                          None
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -                   None
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -                    None
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic                None
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering                     None
                                                   Officer

         Benji Orr                                 Deputy Anti-Money Laundering              None
                                                   Officer

         Lori J. Larson                            Vice President - Advisor                  None
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief                    None
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General                  None
                                                   Manager Platinum Active Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing                None
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and               None
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate         None
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -                          None
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External                 None
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and Lead Financial         None
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -                    None
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National               None
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and              None
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business                 None
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and                 President
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service                  None
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -                    None
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -                    None
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage                None

         Michael J. O'Keefe                        Vice President -                          None
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest          None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor                           None

         Kristi L. Petersen                        Vice President - One Account              None
                                                   and Cash

         John G. Poole                             Group Vice President -                    None
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -                    None
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -                    None
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -                    None
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance                  None
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -                    None
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy                 None
                                                   and Planning

         Mark E. Schwarzmann                       Senior Vice President -                   None
                                                   Insurance and Annuities

         Gary A. Scott                             Vice President - Client                   None
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan                     None
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International            None
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -                    None
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -                   None
                                                   Client Service Organization

         Kathy Stalwick                            Vice President                            None

         Paul J. Stanislaw                         Group Vice President -                    None
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -                          None
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller             None

         Jeffrey J. Stremcha                       Vice President - Technologies I           None

         John T. Sweeney                           Vice President, Lead Financial            None
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,                    None
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -                    None
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -                    None
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and                 Board member and
                                                   Chief Investment Officer                  Vice President

         George F. Tsafaridis                      Vice President - Quality &                None
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -                    None
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III         None

         Peter S. Velardi                          Senior Vice President -                   None
                                                   Field Management

         Andrew O. Washburn                        Vice President -                          None
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -                    None
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and                        None
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance                  None

         Robert K. Whalen                          Group Vice President -                    None
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -                   None
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -                   None
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance                None
                                                   Operations

         Gayle W. Winfree                          Group Vice President -                    None
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk         None
                                                   Management

         Michael R. Woodward                       Senior Vice President -                   None
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic         None
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Dimensions Series, Inc., certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 21st day of April, 2006.


AXP DIMENSIONS SERIES, INC.





By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of April, 2006.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Kathleen A. Blatz*                              Director
-----------------------
     Kathleen A. Blatz

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Jeffrey Laikind*                                Director
---------------------
     Jeffrey Laikind

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Vikki L. Pryor*                                 Director
------------------
     Vikki L. Pryor

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott



*Signed pursuant to Directors' Power of Attorney, dated April 12, 2006 filed electronically herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 76 to Registration Statement No. 2-28529, by:


/s/  Leslie L. Ogg
------------------
     Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 76
                     TO REGISTRATION STATEMENT NO. 2-28529


This Post-Effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus for:

     RiverSource Disciplined Small and Mid Cap Equity Fund.

     Class I prospectus supplement for RiverSource Disciplined Small and Mid Cap Equity Fund.

Part B.

     Statement of Additional Information.

Part C.

     Other information.

The signatures.